                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number  811-09481

                              HUNTINGTON VA FUNDS
               (Exact name of registrant as specified in charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
             (Address of principal executive offices)    (Zip code)

                           Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287

                    (Name and address of agent for service)

                                   Copies to:
                            David C. Mahaffey, Esq.
                             Sullivan & Worcester
                              1666 K Street, N.W.
                             Washington, DC 20006

Registrant's telephone number, including area code:  1-800-253-0412

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

[Logo of Huntington Funds]

Semi-Annual
Shareholder
Report

Equity Funds

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2006

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Common Stock (includes 9.9% Real Estate Investment Trusts)	52.6%
Preferred Stock (includes 2.1% Real Estate Investment Trusts)	43.1%
Other Investments (Collateral for Securities Lending)	7.3%
Exchange Traded Funds	3.0%
Cash[1]	0.3%
Liabilities in Excess of Other Assets	(6.3)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 52.6%
	Consumer Discretionary -- 3.0%
3,500	Black & Decker Corp. (c)	$ 295,610
4,000	Sherwin-Williams Co.	189,920
33,000	Time Warner, Inc.	570,900
10,500	Waste Management, Inc.	376,740

		1,433,170

	Consumer Staples -- 1.1%
7,500	Molson Coors Brewing Co.	509,100

	Energy -- 3.4%
4,000	ChevronTexaco Corp.	248,240
11,000	ConocoPhillips	720,830
6,500	Occidental Petroleum Corp.	666,575

		1,635,645

	Financials -- 15.5%
15,000	American Capital Strategies Ltd. (c)	502,200
4,000	Chubb Corp.	199,600
9,000	Hartford Financial Services Group, Inc.	761,400
10,000	KeyCorp	356,800
12,000	Lincoln National Corp. (c)	677,280
10,000	Morgan Stanley Dean Witter & Co.	632,100
6,000	PNC Bank Corp.	421,020
17,000	Protective Life Corp.	792,540
6,000	Safeco Corp.	338,100
14,500	State Street Corp.	842,305
16,000	Wachovia Corp. (c)	865,280
20,000	Washington Mutual, Inc. (c)	911,600

		7,300,225

	Health Care -- 3.8%
5,500	Eli Lilly & Co.	303,985
31,000	PerkinElmer, Inc.	647,900
16,500	Pfizer, Inc.	387,255
10,500	Wyeth	466,305

		1,805,445

	Industrials -- 5.6%
7,500	Deere & Co. (c)	$ 626,175
4,000	Eaton Corp.	301,600
19,500	Energy Transfer Partners LP	870,675
8,000	Norfolk Southern Corp.	425,760
10,000	Raytheon Co.	445,700

		2,669,910

	Materials -- 3.2%
9,000	Freeport-McMoran Copper & Gold, Inc., Class B	498,690
6,000	Inco Ltd.	395,400
11,000	Louisiana-Pacific Corp.	240,900
15,000	Newell Rubbermaid, Inc.	387,450

		1,522,440

	Real Estate Investment Trusts -- 9.9%
4,000	Alexandria Real Estate Equities, Inc.	354,720
25,000	Cedar Shopping Centers, Inc.	368,000
6,000	Colonial Properties Trust	296,400
10,000	Entertainment Properties Trust	430,500
12,500	Equity One, Inc.	261,250
11,000	First Industrial Realty Trust, Inc.	417,340
6,000	Hospitality Properties Trust	263,520
17,000	LTC Properties, Inc.	379,950
6,000	Mack-Cali Realty Corp.	275,520
8,000	Mid-America Apartment Communities, Inc.	446,000
25,000	National Retail Properties, Inc.	498,750
8,000	New Plan Excel Realty Trust	197,520
12,000	Senior Housing Properties Trust	214,920
21,000	Windrose Medical Properties Trust	306,600

		4,710,990

	Technology -- 2.8%
2,000	Microsoft Corp.	46,600
18,000	Motorola, Inc.	362,700
20,000	Sabre Holdings Corp.	440,000
53,559	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 491,676

		1,340,976

	Telecommunications -- 2.7%
6,500	Alltel Corp.	414,895
24,500	AT&T, Inc. (c)	683,305
6,000	Verizon Communications, Inc.	200,940

		1,299,140

	Utilities -- 1.6%
21,500	American Electric Power Co., Inc.	736,375

	Total Common Stocks (Cost $23,670,944)	24,963,416

PREFERRED STOCKS -- 43.1%
	Consumer Discretionary -- 2.9%
35,000	ING Groep NV, 6.125%	797,650
13,000	Prudential PLC, 6.500%	314,470
10,000	The Walt Disney Co., 7.000%	250,200

		1,362,320

	Financials -- 28.6%
45,000	ABN Amro Capital Funding Trust V, 5.900%	979,200
23,400	Ace Ltd., Series C, 7.800%	604,890
19,900	AMBAC Financial Group, 7.000%	496,107
24,000	ASBC Capital I, 7.625%	609,120
28,000	CitiGroup Capital Trust VIII, 6.950%	690,480
11,700	Comerica Capital Trust I, 7.600%	292,617
32,000	Compass Capital, 7.350%	793,600
27,600	Everest Re Capital Trust, 7.850%	699,660
15,000	Fleet Capital Trust VII, 7.200%	374,250
6,900	Fleet Capital Trust VIII, 7.200%	174,294
26,000	HSBC Holdings PLC, Series A, 6.200%	604,240
20,000	JPMorgan Chase & Co., Series X, 7.000%	497,000
15,500	Lehman Brothers Holdings, Inc., 6.500%	388,895
10,000	Lincoln National Capital V, Series E, 7.650%	250,500
18,000	Merrill Lynch Capital Trust V, 7.280% (b)	457,200
10,000	Metlife, Inc., Series B, 6.500%	246,300
13,000	Morgan Stanley Capital Trust II, 7.250%	328,120
16,000	National Commerce Capital Trust II, 7.700%	403,200
18,000	Partnerre Capital Trust I, 7.900%	452,700
12,400	PLC Capital Trust, 7.250%	305,288
1,900	Provident Financial Group, Inc., 8.375%	49,780
	Financials -- (continued)
17,300	Renaissance Re Holdings Ltd., Series B, 7.300%	$ 423,850
45,000	Royal Bank of Scotland, Series N, 6.350%	1,064,250
33,200	SLM Corp., 6.000%	719,776
13,900	St. Paul Capital Trust, 7.600%	352,226
5,000	Suntrust Capital IV, 7.125%	123,650
23,000	The Bank of New York, Inc. Capital V, 7.800%	519,340
1,300	Torchmark Capital Trust I, 7.750%	33,007
27,000	Wells Fargo Capital Trust II, 7.000%	670,410

		13,603,950

	Industrials -- 1.6%
32,000	General Electric Capital Corp., 6.100%	756,800

	Real Estate Investment Trusts -- 2.1%
1,400	Equity Residential Properties, Series D, 8.600%	35,672
2,000	Prologis Trust, Series F, 6.750%	47,060
25,400	Public Storage, Series F, 6.45%	570,230
13,000	Public Storage, Series R, 8.000%	326,300

		979,262

	Telecommunications -- 1.3%
25,400	AT&T, Inc., 7.000%	623,316

	Utilities -- 6.6%
44,700	BGE Capital Trust II, 6.200%	1,003,515
20,000	Consolidated Edison Co., Inc., 7.500%	500,200
3,000	Dominion CNG Capital Trust I, 7.800%	76,080
21,400	Entergy LA, Inc., 7.600%	535,000
40,000	Georgia Power Capital, 7.125%	1,002,000

		3,116,795

	Total Preferred Stocks (Cost $21,643,440)	20,442,443

MUTUAL FUNDS -- 3.0%
	Exchange Traded Funds -- 3.0%
16,500	AMEX Technology SPDR	335,445
8,500	S&P 500 Depositary Receipt	1,080,435

	Total Mutual Funds (Cost $1,227,729)	1,415,880

Cash Equivalent -- 0.3%
136,099	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	136,099

	Total Cash Equivalent (Cost $136,099)	136,099

Shares or Principal Amount		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 7.3%
	Mutual Funds -- 5.8%
2,700,628	Institutional Money Market Trust Fund 5.13% (d)	$ 2,700,628

		2,700,628

	Time Deposits -- 1.8%
$ 238,617	Barclays Bank PLC, 5.280%, 7/3/06	238,617
477,234	KBC Bank, 5.281%, 7/3/06	477,234

		715,850

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $3,416,478)	3,416,478

	Total Investments (Cost $50,094,690) (a) -- 106.3%	50,374,316

	Liabilities in Excess of Other Assets -- (6.3)%	(2,933,439)

	Net Assets -- 100.0%	$ 47,440,877

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Other Investments (Collateral for Securities Lending)	28.1%
Technology	23.4%
Health Care	20.6%
Consumer Staples	15.3%
Industrials	13.9%
Energy	13.0%
Consumer Discretionary	4.8%
Exchange Traded Funds	2.9%
Financials	2.6%
Materials	1.7%
Cash[1]	1.6%
Telecommunications	0.3%
Liabilities in Excess of Other Assets	(28.2)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 95.6%
	Consumer Discretionary -- 4.8%
4,219	CBS Corp., Class B (c)	$ 114,124
520	Discovery Holdings Co., Class A (b)	7,608
500	Ebay, Inc. (b) (c)	14,645
10,278	Home Depot, Inc.	367,849
2,339	Kohl's Corp. (b)	138,282
7,677	Time Warner, Inc.	132,812
4,219	Viacom, Inc., Class B (b)	151,209

		926,529

	Consumer Staples -- 15.3%
4,248	Colgate-Palmolive Co.	254,455
13,510	PepsiCo, Inc. (c)	811,140
11,688	Procter & Gamble Co. (c)	649,853
10,675	Sysco Corp. (c)	326,228
3,441	Wal-Mart Stores, Inc. (c)	165,753
10,670	Walgreen Co. (c)	478,443
5,290	WM Wrigley Jr. Co.	239,954
1,322	WM Wrigley Jr. Co. Class B	59,887

		2,985,713

	Energy -- 13.0%
12,434	Anadarko Petroleum Corp.	592,977
5,000	Exxon Mobil Corp.	306,750
3,500	Kinder Morgan, Inc.	349,615
5,000	Occidental Petroleum Corp.	512,750
2,000	Peabody Energy Corp.	111,500
10,000	Schlumberger, Ltd. (c)	651,101

		2,524,693

	Financials -- 2.6%
2,591	American Express Co.	$ 137,893
2,800	Lehman Brothers Holdings, Inc.	182,420
4,237	St. Paul Cos., Inc.	188,885

		509,198

	Health Care -- 20.6%
6,891	Abbott Laboratories	300,517
8,800	Amgen, Inc. (b)	574,023
6,100	Baxter International, Inc.	224,236
2,700	Dentsply International, Inc.	163,620
6,200	Gilead Sciences, Inc. (b) (c)	366,791
269	Hospira, Inc. (b)	11,551
2,290	IMS Health, Inc.	61,487
7,000	Invacare Corp.	174,160
4,277	Johnson & Johnson	256,278
1,968	Medco Health Solutions, Inc. (b) (c)	112,727
2,015	Medtronic, Inc.	94,544
2,648	Millipore Corp. (b) (c)	166,798
13,122	Pfizer, Inc.	307,973
4,000	Roche Holdings Ltd. AG ADR	329,959
12,363	Schering-Plough Corp.	235,268
6,530	Stryker Corp.	274,978
5,465	Wyeth	242,701
2,000	Zimmer Holdings, Inc. (b) (c)	113,440

		4,011,051

Shares		Value
	Industrials -- 13.9%
4,000	Caterpillar, Inc.	$ 297,920
10,200	Cintas Corp.	405,552
26,975	General Electric Co.	889,096
1,000	Emerson Electric Co.	83,810
17,612	Illinois Tool Works, Inc. (c)	836,570
1,500	Lockheed Martin Corp.	107,610
1,000	Textron, Inc. (c)	92,180

		2,712,738

	Materials -- 1.7%
8,029	Ecolab, Inc.	325,817

	Technology -- 23.4%
7,500	Advanced Micro Devices, Inc. (b)	183,150
7,684	Analog Devices, Inc.	246,964
663	Applied Materials, Inc.	10,794
6,887	Automatic Data Processing, Inc.	312,325
6,900	Broadcom Corp. (b) (c)	207,345
14,594	Cisco Systems, Inc. (b)	285,021
10,000	Computer Sciences Corp. (b)	484,400
8,698	Dell, Inc. (b) (c)	212,318
8,340	EMC Corp. (b)	91,490
6,712	Hewlett Packard Co. (c)	212,636
17,764	Intel Corp.	336,628
2,999	International Business Machines Corp. (c)	230,383
7,500	Iron Mountain, Inc. (b) (c)	280,350
29,508	Microsoft Corp.	687,537
6,100	Molex, Inc.	204,777
342	Network Appliance, Inc. (b) (c)	12,073
14,980	Oracle Corp. (b)	217,060
6,930	Qualcomm, Inc. (c)	277,685
2,201	Solectron Corp. (b)	7,527
1,493	Texas Instruments, Inc.	45,223

		4,545,686

	Telecommunications -- 0.3%
2,308	Vodafone Group PLC.	49,160

	Utilities -- 0.0%
187	Duke Energy Corp. (c)	5,492

	Total Common Stocks (Cost $17,403,527)	18,596,077

MUTUAL FUNDS -- 2.9%
	Exchange Traded Funds -- 2.9%
8,000	iShares S&P 500/Barra Growth Index Fund	468,000
2,675	NASDAQ 100 Index Fund	103,683

	Total Mutual Funds (Cost $555,290)	571,683

Shares or Principal Amount		Value
CASH EQUIVALENT -- 1.6%
316,617	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	$ 316,617

	Total Cash Equivalent (Cost $316,617)	316,617

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 28.1%
	Mutual Funds -- 20.5%
3,991,396	Institutional Money Market Trust Fund 5.13% (d)	3,991,396

		3,991,396

	Time Deposits -- 5.6%
$ 352,664	Barclay Bank PLC, 5.280%, 7/3/06	352,664
739,613	KBC Bank, 5.281%, 7/3/06	739,613

		1,092,277

	Variable Rate Obligations -- 6.1%
395,835	Morgan Stanley & Co., 5.372%, 7/3/06	395,835

		395,835

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,479,508)	5,479,508

	Total Investments (Cost $23,754,942) (a) -- 128.2%	24,963,885
	Liabilities in Excess of Other Assets -- (28.2)%	(5,490,737)

	Net Assets -- 100.0%	$ 19,473,148

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Financials	35.7%
Other Investments (Collateral for Securities Lending)	15.8%
Energy	15.6%
Industrials	10.6%
Health Care	7.7%
Materials	7.6%
Telecommunications	7.2%
Technology	6.5%
Consumer Discretionary	6.2%
Consumer Staples	2.7%
Utilities	1.3%
Cash[1]	0.1%
Liabilities in Excess of Other Assets	(17.0)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 101.1%
	Consumer Discretionary -- 6.2%
28,600	CBS Corp., Class B (c)	$ 773,630
200	Fortune Brands, Inc.	14,202
8,900	Genuine Parts Co.	370,774
11,100	Pearson PLC ADR	151,515
9,800	Thompson Corp.	377,496
8,100	V.F. Corp.	550,152

		2,237,769

	Consumer Staples -- 2.7%
10,100	Anheuser Busch Cos., Inc.	460,459
7,300	Molson Coors Brewing Co., Class B	495,524

		955,983

	Energy -- 15.6%
3,100	Ameren Corp.	156,550
5,700	Apache Corp.	389,025
20,700	AU Optronics Corp. ADR	294,768
19,800	Chevron Corp.	1,228,788
22,600	ConocoPhillips	1,480,978
7,400	Kinder Morgan Energy Partners LP	340,104
12,800	Occidental Petroleum Corp.	1,312,640
8,900	Progress Energy, Inc.	381,543

		5,584,396

	Financials -- 35.7%
800	AmSouth Bancorporation	21,160
29,700	Bank of America Corp.	1,428,570
21,500	BB&T Corp.	$ 894,185
29,700	CitiGroup, Inc.	1,432,728
16,500	Comerica, Inc.	857,835
27,700	JPMorgan Chase & Co.	1,163,400
18,900	Lincoln National Corp. (c)	1,066,716
36,100	National City Corp.	1,306,459
31,700	Regions Financial Corp.	1,049,904
10,200	SunTrust Banks, Inc.	777,852
19,300	Unitrin, Inc.	841,287
13,700	Wachovia Corp. (c)	740,896
27,000	Washington Mutual, Inc. (c)	1,230,660

		12,811,652

	Health Care -- 7.7%
32,500	Bristol-Myers Squibb Co. (c)	840,450
6,200	Eli Lilly & Co.	342,674
5,800	GlaxoSmithKline PLC ADR	323,640
25,900	Merck & Co., Inc.	943,537
7,200	Wyeth	319,752

		2,770,053

	Industrials -- 10.6%
21,700	General Electric Co.	715,232
26,300	Masco Corp.	779,532
18,000	Pitney Bowes, Inc.	743,400
24,200	R.R. Donnelley & Sons Co.	773,190
28,500	Tyco International, Ltd.	783,750

		3,795,104

		2,723,760

Shares		Value
	Materials -- 7.6%
39,200	Boston Scientific Corp. (b)	$ 660,128
8,900	Du Pont (E.I.) de Nemours & Co. (c)	370,240
5,600	POSCO ADR	374,640
9,100	PPG Industries, Inc.	600,600
18,400	The Dow Chemical Co.	718,152

		2,723,760

	Technology -- 6.5%
6,000	Automatic Data Processing, Inc.	272,100
6,300	First Data Corp. (c)	283,752
13,600	Intel Corp.	257,720
11,700	Microsoft Corp.	272,610
13,600	Motorola, Inc.	274,040
27,000	Nokia Corp.	547,020
13,900	Texas Instruments, Inc.	421,031

		2,328,273

	Telecommunications -- 7.2%
20,600	Alltel Corp.	1,314,898
6,900	AT&T, Inc. (c)	192,441
25,500	Avaya, Inc. (b)	291,210
24,500	Sprint Corp.	489,755
9,300	Verizon Communications, Inc.	311,457

		2,599,761

	Utilities -- 1.3%
10,600	Consolidated Edison, Inc.	471,064

	Total Common Stocks (Cost $32,291,725)	36,277,815

Shares or Principal Amount		Value
CASH EQUIVALENT -- 0.1%
47,525	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	$ 47,525

	Total Cash Equivalent (Cost $47,525)	47,525

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 15.8%
	Mutual Funds -- 10.8%
3,883,761	Institutional Money Market Trust Fund 5.13% (d)	3,883,761

		3,883,761

	Variable Rate Obligations -- 2.2%
$ 780,623	Greenwich Capital Holdings, 5.31% 11/30/06	780,623

		780,623

	Time Deposits -- 2.8%
683,038	KBC Bank, 5.281%, 7/3/06	683,038
309,344	Barclays Bank PLC, 5.280%, 7/3/06	309,344

		992,382

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,656,766)	5,656,766

	Total Investments (Cost $37,996,016) (a) -- 117.0%	41,982,106
	Liabilities in Excess of Other Assets -- (17.0)%	(6,078,519)

	Net Assets -- 100.0%	$ 35,903,587

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

United Kingdom	23.4%
Japan	23.0%
France	7.9%
Netherlands	6.8%
Spain	4.9%
Switzerland	4.2%
Sweden	3.6%
Finland	3.3%
Canada	3.2%
Germany	2.3%
Taiwan	2.3%
Singapore	2.0%
Norway	2.0%
Netherlands Antilles	1.3%
Ireland	1.1%
India	0.9%
Mexico	0.8%
South Korea	0.7%
Other Assets in Excess of Liabilities	6.3%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

The Portfolio of Investments Summary Table and Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 91.2%
	Canada -- 3.2%
	Energy -- 0.6%
470	Encana Corp. ADR	$ 24,741

	Industrials -- 1.4%
1,340	Canadian National Railway Co.	58,625

	Materials -- 1.2%
1,060	Alcan, Inc.	49,756

		133,122

	Finland -- 3.3%
	Materials -- 1.8%
3,500	UPM Kymmene OYJ ADR	75,215

	Technology -- 1.5%
3,100	Nokia OYJ ADR	62,806

		138,021

	France -- 7.9%
	Consumer Staples -- 2.2%
3,440	Groupe Danone ADR	91,745

	Energy -- 1.0%
650	Total SA ADR	42,588

	Financials -- 2.9%
3,509	Axa ADR	115,025

	Utilities -- 1.8%
1,820	Suez SA ADR	$ 75,985

		325,343

	Germany -- 2.3%
	Consumer Discretionary -- 0.8%
85	Puma AG Rudolf Dassler Sport ADR	33,069

	Technology -- 1.5%
1,150	SAP AG ADR	60,398

		93,467

	Ireland -- 1.1%
	Financials -- 1.1%
935	Allied Irish Banks PLC ADR	45,217

	Japan -- 22.1%
	Consumer Discretionary -- 10.5%
1,701	Canon, Inc. ADR	124,631
2,810	Honda Motor Co., LTD. ADR	89,414
3,490	Matsushita Electric Industrial Co. Ltd. ADR	73,744
4,475	Sharp Corp. ADR	70,776
3,795	Shiseido Co. Ltd. ADR	74,529

		433,094

	Financials -- 2.4%
7,058	Mitsubishi UFJ Financial Group, Inc. ADR	$ 98,459

	Health Care -- 5.2%
2,200	Eisai Co. Ltd.	99,021
450	Eisai Co., Ltd. ADR	20,273
2,900	Terumo Corp.	96,819

		216,113

	Industrials -- 3.3%
900	Komatsu Ltd. ADR	71,645
660	Secom Co., Ltd. ADR	62,469

		134,114

	Utilities -- 0.7%
1,100	The Tokyo Electric Power Co., Inc.	30,379

		912,159

	Mexico -- 0.8%
	Materials -- 0.8%
568	Cemex SA ADR	32,359

	Netherlands -- 6.8%
	Consumer Discretionary -- 4.3%
2,708	ING Group NV ADR	106,479
2,300	Koninklijke (Royal) Philips Electronics NV ADR	71,622

		178,101

	Industrials -- 2.5%
2,895	TNT NV ADR	103,641

		281,742

	Netherlands Antilles -- 1.3%
	Energy -- 1.3%
820	Schlumberger Ltd. ADR	53,390

	Norway -- 2.0%
	Telecommunications -- 2.0%
6,832	Telenor ASA	82,625

	Singapore -- 2.0%
	Telecommunications -- 2.0%
5,164	Singapore Telecommunications Ltd. ADR	82,945

	Spain -- 4.9%
	Financials -- 2.9%
5,750	Banco Bilbao Vizcaya SA ADR	118,450

	Telecommunications -- 2.0%
1,674	Telefonica SA ADR	83,265

		201,715

	Sweden -- 3.6%
	Consumer Discretionary -- 2.0%
1,535	Electrolux AB, Series B ADR	44,323
1,535	Husqvarna AB ADR (b)	36,972

		81,295

	Financials -- 1.6%
2,500	ForeningsSparbanken AB	65,677

		146,972

	Switzerland -- 4.2%
	Health Care -- 2.3%
1,740	Novartis AG ADR	93,821

	Materials -- 1.9%
2,930	Syngenta AG ADR	$ 77,821

		171,642

	Taiwan -- 2.3%
	Technology -- 2.3%
10,316	Taiwan Semiconductor Manufacturing Co. Ltd.	94,700

	United Kingdom -- 23.4%
	Consumer Discretionary -- 2.0%
6,150	Pearson PLC ADR	83,948

	Consumer Staples -- 4.9%
3,018	Cadbury Schweppes PLC ADR	117,158
4,774	Tesco PLC ADR	88,474

		205,632

	Energy -- 2.3%
850	BG Group PLC ADR	56,848
535	BP Amoco PLC ADR	37,241

		94,089

	Financials -- 4.0%
1,547	Barclays PLC ADR	70,822
3,800	Standard Chartered PLC	92,746

		163,568

	Health Care -- 2.4%
1,745	GlaxoSmithKline PLC ADR	97,371

	Industrials -- 3.9%
1,306	Bunzl PLC ADR	75,160
3,915	Tomkins PLC ADR	84,369

		159,529

	Materials -- 2.4%
465	Rio Tinto PLC ADR	97,515

	Utilities -- 1.5%
2,825	Scottish & Southern Energy PLC ADR	60,140

		961,792

	Total Common Stocks (Cost $3,345,216)	3,757,211

MUTUAL FUNDS -- 2.5%
	India -- 0.9%
	Management Investment Operation -- 0.9%
913	Morgan Stanley India Investment Fund	39,798

	Japan -- 0.9%
	Management Investment Operation -- 0.9%
2,700	iShares MSCI Japan Index Fund	36,828

	South Korea -- 0.7%
	Management Investment Operation -- 0.7%
615	iShares MSCI, South Korea Index Fund	27,718

	Total Mutual Funds (Cost $87,922)	104,344

	Total Investments (Cost $3,433,138) (a) -- 93.7%	3,861,555
	Other Assets in Excess of Liabilities -- 6.3%	261,559

	Net Assets -- 100.0%	$ 4,123,114

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Technology	21.9%
Financials	26.0%
Consumer Discretionary	17.7%
Industrials	10.5%
Consumer Staples	8.5%
Utilities	4.1%
Telecommunications	3.9%
Materials	3.7%
Cash[1]	1.8%
Health Care	1.0%
Energy	0.9%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 98.2%
	Consumer Discretionary -- 17.7%
2,000	AFLAC, Inc.	$ 92,700
2,600	Amazon.Com, Inc. (b)	100,568
1,500	Apollo Group, Inc. Class A (b)	77,505
3,800	AutoNation, Inc. (b)	81,472
900	AutoZone, Inc. (b)	79,380
2,500	Carnival Corp.	104,350
2,900	Ebay, Inc. (b)	84,941
3,600	Family Dollar Stores, Inc.	87,948
2,200	Genuine Parts Co.	91,652
1,300	Harman International Industries, Inc.	110,981
3,100	Hilton Hotels Corp.	87,668
2,300	International Game Technologies	87,262
1,000	Johnson Controls, Inc.	82,220
1,300	MGIC Investment Corp.	84,500
1,000	Nike, Inc. Class B	81,000
1,800	The E.W. Scripps Co. Class A	77,652
3,800	TJX Companies, Inc.	86,868
1,500	V.F. Corp.	101,880

		1,600,547

	Consumer Staples -- 8.5%
4,200	Coca-Cola Enterprises, Inc.	85,554
3,700	ConAgra Foods, Inc.	81,807
2,000	Kellogg Co.	96,860
2,700	McCormick & Co., Inc.	90,585
3,400	Staples, Inc.	82,688
1,900	The Coca-Cola Co.	81,738
1,500	The Hershey Co.	82,605
5,400	Tyson Foods, Inc., Class A	80,244
1,300	Whole Foods Market, Inc.	84,032

		766,113

	Energy -- 0.9%
1,600	Ameren Corp.	$ 80,800

	Financials -- 26.0%
1,800	American Express Co.	95,796
3,200	AmSouth Bancorporation	84,640
1,800	Bank of America Corp.	86,580
2,100	BB&T Corp.	87,339
800	Bear Stearns Companies, Inc.	112,063
1,200	Capital One Financial Corp.	102,540
1,500	Comerica, Inc.	77,985
1,600	Compass Bancshares, Inc.	88,960
2,200	Countrywide Credit Industries, Inc.	83,776
1,700	Federal Home Loan Mortgage Corp.	96,917
2,200	First Horizon National Corp.	88,440
1,000	Golden West Financial Corp.	74,200
1,100	Legg Mason, Inc.	109,472
1,400	Lehman Brothers Holdings, Inc.	91,210
1,900	Marshall & Ilsley Corp.	86,906
2,600	Regions Financial Corp.	86,112
1,700	SLM Corp.	89,964
1,400	State Street Corp.	81,326
1,300	SunTrust Banks, Inc.	99,138
3,300	Synovus Financial Corp.	88,374
2,400	T. Rowe Price Group, Inc.	90,744
1,400	Torchmark Corp.	85,008
2,800	U.S. Bancorp	86,464
1,600	Wachovia Corp.	86,528
1,400	Wells Fargo & Co.	93,912
1,200	Zions Bancorporation	93,528

		2,347,922

Shares		Value
	Health Care -- 1.0%
1,800	Caremark Rx, Inc.	$ 89,766

	Industrials -- 10.5%
1,200	Cooper Industries Ltd., Class A	111,504
1,300	Eaton Corp.	98,020
1,000	Fedex Corp.	116,860
1,700	Illinois Tool Works, Inc.	80,750
2,000	Ingersoll Rand Co.	85,560
1,900	Norfolk Southern Corp.	101,118
1,000	Parker Hannifin Corp.	77,600
1,400	Rockwell International Corp.	100,814
1,500	Ryder System, Inc.	87,645
1,100	United Parcel Service, Inc. Class B	90,563

		950,434

	Materials -- 3.7%
2,400	Ball Corp.	88,896
4,200	Boston Scientific Corp. (b)	70,728
2,100	Du Pont (E.I.) de Nemours & Co.	87,360
1,600	Eastman Chemical Co.	86,400

		333,384

	Technology -- 21.9%
1,800	Affiliated Computer Services, Inc. (b)	92,898
2,800	Analog Devices, Inc.	89,992
2,400	Autodesk, Inc. (b)	82,704
3,700	BMC Software, Inc. (b)	88,430
20,500	Ciena Corp. (b)	98,605
4,200	Cisco Systems, Inc. (b)	82,026
2,500	Citrix Systems, Inc. (b)	100,350
11,600	Compuware Corp. (b)	77,720
4,200	Comverse Technology, Inc. (b)	83,034
3,500	Dell, Inc. (b)	85,435
2,000	First Data Corp.	90,080
1,500	Intuit, Inc. (b)	90,585
2,600	Jabil Circuit, Inc.	66,560
4,100	Motorola, Inc.	82,615
13,800	Novell, Inc. (b)	91,494
6,580	Parametric Technology Corp. (b)	83,632
9,300	PMC-Sierra, Inc. (b)	87,420
2,000	Qualcomm, Inc.	80,140
5,400	Symantec Corp. (b)	83,916
2,800	Tektronix, Inc.	82,376
2,800	Texas Instruments, Inc.	84,812
3,700	Verisign, Inc. (b)	85,729
2,800	Yahoo, Inc. (b)	92,400

		1,982,953

	Telecommunications -- 3.9%
4,900	ADC Telecommunications, Inc. (b)	$ 82,614
1,400	Alltel Corp.	89,362
7,400	Avaya, Inc. (b)	84,508
3,900	Corning, Inc. (b)	94,341
150	Embarq Corp. (b)	6,149

		356,974

	Utilities -- 4.1%
1,800	Constellation Energy Group	98,136
1,400	Dominion Resources, Inc.	104,706
2,000	DTE Energy Co.	81,480
2,700	The Southern Co.	86,535

		370,857

	Total Common Stocks (Cost $8,462,237)	8,879,750

CASH EQUIVALENT -- 1.8%
159,161	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	159,161

	Total Cash Equivalent (Cost $159,161)	159,161

	Total Investments (Cost $8,621,398) (a) -- 100.0%	9,038,911
	Other Assets in Excess of Liabilities -- 0.0%	3,628

	Net Assets -- 100.0%	$ 9,042,539

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Other Investments (Collateral for Securities Lending)	16.6%
Financials	13.6%
Technology	13.3%
Industrials	11.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Cash[1]	10.4%
Energy	10.3%
Materials	6.2%
Utilities	5.3%
Exchange Traded Funds	4.0%
Consumer Staples	2.3%
Telecommunications	0.7%
Liabilities in Excess of Other Assets	(16.6)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 85.6%
	Consumer Discretionary -- 10.6%
2,349	Abercrombie & Fitch Co., Class A	$ 130,205
4,350	AnnTaylor Stores Corp. (b)	188,703
4,200	Beazer Homes USA, Inc.	192,654
1,900	BorgWarner, Inc.	123,690
1,400	Boyd Gaming Corp. (c)	56,504
2,000	Brunswick Corp.	66,500
2,000	Centex Corp.	100,600
700	Cummins Engine, Inc. (c)	85,575
4,000	D. R. Horton, Inc.	95,280
545	Fidelity National Title Group, Inc., Class A	10,720
2,000	Hanover Insurance Group, Inc.	94,920
600	Harman International Industries, Inc.	51,222
400	Hilton Hotels Corp. (c)	11,312
550	Host Hotels & Resorts, Inc. (c)	12,029
300	Hovnanian Enterprises, Inc. Class A (b)	9,024
700	Intrawest Corp.	22,302
3,444	Liz Claiborne, Inc.	127,635
3,100	Mohawk Industries, Inc. (b)	218,085
3,300	NBTY, Inc. (b)	78,903
4,358	Nordstrom, Inc.	159,067
1,000	Pacific Sunwear of California, Inc. (b) (c)	17,930
700	Polo Ralph Lauren Corp.	38,430
7,844	Pulte Homes, Inc.	225,828
2,000	Republic Services, Inc., Class A	$ 80,680
4,482	Royal Caribbean Cruises Ltd.	171,437
3,300	Sonic Automotives, Inc.	73,194
900	Starwood Hotels & Resorts Worldwide, Inc.	54,306
700	Technical Olympic USA, Inc.	10,052
1,493	The Stanley Works (c)	70,499
1,400	UniFirst Corp.	48,300
1,030	Whirlpool Corp. (c)	85,130
1,000	Wolverine World Wide, Inc.	23,330
3,400	Zales Corp. (b)	81,906

		2,815,952

	Consumer Staples -- 2.3%
3,730	Church & Dwight Co., Inc.	135,846
2,600	Constellation Brands, Inc. (b)	65,000
1,660	Molson Coors Brewing Co., Class B	112,681
2,111	Ralcorp Holding, Inc. (b)	89,781
2,200	Smithfield Foods, Inc. (b)	63,426
2,600	Spectrum Brands, Inc. (b) (c)	33,592
1,934	Supervalu, Inc.	59,374
2,770	Tyson Foods, Inc., Class A	41,162

		600,862

	Energy -- 10.3%
4,156	Apache Corp.	283,647
100	Baker Hughes, Inc. (c)	8,185
300	BJ Services Co. (c)	$ 11,178
13,058	Chesapeake Energy Corp. (c)	395,005
7,014	Devon Energy Corp.	423,716
1,400	Forest Oil Corp. (b)	46,424
2,200	Helmerich & Payne, Inc.	132,572
11	Hugoton Royalty Trust	327
1,133	Mariner Energy, Inc. (b)	20,813
2,400	Murphy Oil Corp. (c)	134,064
100	National Oilwell Vargo, Inc. (b) (c)	6,332
10,084	Noble Energy, Inc. (c)	472,536
1,386	Occidental Petroleum Corp.	142,134
200	Patterson-Uti Energy, Inc. (c)	5,662
200	Peabody Energy Corp.	11,150
300	Smith International, Inc.	13,341
1,900	Suncor Energy, Inc. ADR	153,919
100	Sunoco, Inc. (c)	6,929
1,743	Unit Corp. (b)	99,159
7,214	Weatherford International, Inc. (b)	357,959
200	XTO Energy, Inc.	8,854

		2,733,906

	Financials -- 13.6%
4,350	Allied Capital Corp. (c)	125,150
2,100	AMBAC Financial Group, Inc.	170,310
1,400	Amcore Financial, Inc.	41,034
3,084	AmeriCredit Corp. (b)	86,105
2,500	BancorpSouth, Inc.	68,125
1,337	Bear Stearns Companies, Inc.	187,287
2,266	BOK Financial Corp.	112,552
2,700	Chittenden Corp.	69,795
600	CIT Group, Inc.	31,374
3,159	City National Corp.	205,619
3,621	Compass Bancshares, Inc. (c)	201,328
3,117	Fidelity National Financial, Inc. (c)	121,407
2,900	First American Financial Corp.	122,583
4,832	First Horizon National Corp. (c)	194,246
2,000	FirstMerit Corp.	41,880
1,121	Fulton Financial Corp.	17,846
800	Genworth Financial Inc.	27,872
2,767	Legg Mason, Inc. (c)	275,373
1,700	M & T Bank Corp.	200,464
3,140	MoneyGram International, Inc.	106,603
2,630	Nationwide Financial Services, Inc.	115,930
7,436	Old Republic International Corp.	158,907
2,743	PMI Group, Inc. (c)	122,283
4,723	Protective Life Corp.	220,186
800	T. Rowe Price Group, Inc.	30,248
2,964	TCF Financial Corp.	78,398
1,323	TD Banknorth, Inc.	38,962
4,127	Torchmark Corp.	250,592
634	Toronto-Dominion Bank	32,188
2,500	Wilmington Trust Corp.	105,450

		3,560,097

	Health Care -- 11.4%
7,700	AmerisourceBergen Corp.	$ 322,784
3,885	Barr Laboratories, Inc. (b)	185,276
974	Caremark Rx, Inc. (c)	48,573
1,186	Cephalon, Inc. (b) (c)	71,279
5,900	Coventry Health Care, Inc. (b)	324,146
400	Dentsply International, Inc.	24,240
4,278	Invitrogen Corp. (b)	282,647
3,533	Lincare Holdings, Inc. (b)	133,689
11,352	Mylan Laboratories, Inc.	227,040
7,000	Omnicare, Inc.	331,940
2,620	Owens & Minor, Inc.	74,932
9,000	Pediatrix Medical Group, Inc. (b)	407,700
6,100	Respironics, Inc. (b)	208,742
3,689	Thermo Electron Corp. (b)	133,689
2,900	Viasys Healthcare, Inc. (b)	74,240
7,500	Watson Pharmaceutical, Inc. (b)	174,600

		3,025,517

	Industrials -- 11.9%
1,675	Alliant Techsystems, Inc. (b)	127,886
2,900	Banta Corp.	134,357
700	Chaparral Steel Co. (b)	50,414
3,656	Cooper Industries Ltd., Class A	339,716
4,100	Elbit Systems Ltd.	110,044
1,300	G & K Services, Inc., Class A	44,590
4,200	Griffon Corp. (b)	109,620
3,238	Insituform Technologies, Inc., Class A (b)	74,118
4,019	Kennametal, Inc.	250,183
5,959	L-3 Communications Corp.	449,427
3,152	NCO Group, Inc. (b)	83,339
2,600	Oshkosh Truck Corp.	123,552
4,379	Pall Corp.	122,612
2,336	Parker Hannifin Corp.	181,274
5,000	Precision Castparts Corp.	298,800
1,000	R.R. Donnelley & Sons Co.	31,950
300	Rockwell International Corp.	21,603
2,400	Ryder System, Inc. (c)	140,232
3,421	Teleflex, Inc.	184,802
1,600	Textron, Inc. (c)	147,488
2,400	Thomas & Betts Corp. (b)	123,120

		3,149,127

	Materials -- 6.2%
3,300	Albemarle Corp.	158,004
4,300	AptarGroup, Inc.	213,323
600	Ball Corp. (c)	22,224
3,000	Bemis Co.	91,860
2,000	Cymer, Inc. (b)	92,920
5,000	Cytec Industries, Inc.	268,300
3,093	Eagle Materials, Inc.	146,918
900	Ferro Corp.	14,364
5,000	FMC Corp.	321,950
1,960	Lubrizol Corp.	78,106
Shares		Value
1,100	Minerals Technologies, Inc.	$ 57,200
2,300	Pactiv Corp. (b)	56,925
800	Schnitzer Steel Industries, Inc.	28,384
700	Texas Industries, Inc.	37,170
1,400	The Scotts Co.	59,248

		1,646,896

	Technology -- 13.3%
14,354	Activision, Inc. (b) (c)	163,349
2,159	Affiliated Computer Services, Inc. (b)	111,426
700	Amdocs, Ltd. (b)	25,620
26	Avid Technology, Inc. (b)	867
2,000	Avocent Corp (b)	52,500
225	Benchmark Electronics, Inc. (b)	5,427
2,600	Cognos, Inc. (b)	73,970
1,540	Coherent, Inc. (b)	51,944
1,900	Electronic Arts, Inc. (b)	81,776
600	Fiserv, Inc. (b)	27,216
2,312	Fisher Scientific International, Inc. (b)	168,892
976	FLIR Systems, Inc. (b) (c)	21,531
5,410	Forrester Research, Inc. (b)	151,372
400	Genzyme Corp. (b) (c)	24,420
5,100	Harris Corp.	211,700
3,778	Imation Corp.	155,087
5,000	Integrated Device Technology, Inc. (b)	70,900
700	Interactive Data Corp. (b)	14,063
4,500	Intergraph Corp. (b)	141,705
2,792	International Rectifier Corp. (b)	109,111
2,500	Intersil Corp., Class A	58,125
700	Intuit, Inc. (b)	42,273
2,600	Jabil Circuit, Inc.	66,560
3,200	JDA Software Group, Inc. (b)	44,896
2,000	Kla-Tencor Corp.	83,140
2,000	LAM Research Corp. (b) (c)	93,240
2,000	MEMC Electronic Materials, Inc. (b) (c)	75,000
600	Microchip Technology, Inc.	20,130
4,000	Micron Technology, Inc. (b) (c)	60,240
600	Molex, Inc.	20,142
3,948	NCR Corp. (b) (c)	144,655
1,600	Novell, Inc. (b)	10,608
Shares		Value
1,200	NVIDIA Corp. (b)	$ 25,548
10,000	ON Semiconductor Corp. (b)	58,800
7,768	Paxar Corp. (b)	159,788
2,140	Progress Software Corp. (b)	50,097
898	SafeNet, Inc. (b)	15,913
5,800	Sandisk Corp. (b) (c)	295,683
3,800	Sybase, Inc. (b)	73,720
10,800	Symantec Corp. (b)	167,832
1,700	Symmetricom, Inc. (b)	12,019
1,050	THQ, Inc. (b)	22,680
3,250	Trimble Navigation Ltd. (b)	145,080
3,176	Varian Semiconductor Equipment Associates, Inc. (b)	103,553

		3,512,598

	Telecommunications -- 0.7%
1,407	CenturyTel, Inc.	52,270
14,000	Sycamore Networks, Inc. (b)	56,840
2,000	Telus Corp.	80,760

		189,870

	Utilities -- 5.3%
2,200	AGL Resources, Inc.	83,864
1,296	Allete, Inc.	61,366
2,300	Atmos Energy Corp.	64,193
1,700	Constellation Energy Group	92,684
3,691	Energy East Corp.	88,326
700	KeySpan Corp. (c)	28,280
6,321	MDU Resources Group, Inc.	231,412
4,400	National Fuel Gas Co.	154,616
1,200	New Jersey Resources Corp.	56,136
6,664	Questar Corp. (c)	536,384

		1,397,261

	Total Common Stocks (Cost $16,999,016)	22,632,086

MUTUAL FUNDS -- 4.0%
	Exchange Traded Funds -- 4.0%
7,200	iShares S&P Midcap 400 Index Fund	549,288
3,652	MidCap SPDR Trust Series 1 Index Fund (c)	509,235

	Total Mutual Funds (Cost $688,326)	1,058,523

CASH EQUIVALENT -- 10.4%
2,754,774	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	2,754,774

	Total Cash Equivalent (Cost $2,754,774)	2,754,774

Shares or Principal Amount		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 16.6%
	Mutual Funds -- 11.9%
3,149,016	Institutional Money Market Trust Fund 5.13% (d)	$ 3,149,016

		3,149,016

	Time Deposits -- 3.2%
$ 573,408	KBC Bank, 5.281%, 7/3/06	573,408
265,864	Barclays Bank PLC, 5.280%, 7/3/06	265,864

		839,271

	Variable Rate Obligations -- 1.6%
269,428	Bear Sterns & Co, Inc. 5.372%., 10/2/06	269,428
10,331	Sedina Finance, Inc., 5.292%., 1/25/07	10,331
132,230	Tango Financial Corp., 5.310% 6/28/07	132,230

		411,989

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,400,277)	4,400,277

	Total Investments (Cost $24,842,393) (a) -- 116.6%	30,845,660
	Liabilities in Excess of Other Assets -- (16.6)%	(4,398,004)

	Net Assets -- 100.0%	$ 26,447,656

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Industrials	17.2%
Consumer Discretionary	15.2%
Technology	13.3%
Health Care	11.0%
Financials	9.6%
Materials	9.5%
Cash[1]	7.7%
Energy	6.6%
Other Investments (Collateral for Securities Lending)	6.2%
Telecommunications	5.0%
Consumer Staples	4.5%
Utilities	0.6%
Liabilities in Excess of Other Assets	(6.4)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 92.5%
	Consumer Discretionary -- 15.2%
4,280	AAR Corp. (b)	$ 95,144
4,400	Alderwoods Group, Inc. (b)	85,624
1,200	Alliance Atlantis Communications, Inc. (b)	35,040
1,540	Aon Corp. (c)	53,623
870	Autoliv, Inc.	49,216
307	AutoNation, Inc. (b)	6,582
750	Barnes & Noble, Inc.	27,375
200	Black & Decker Corp.	16,892
1,088	Brookfield Asset Management, Inc.	44,174
1,200	Burlington Northern Santa Fe Corp.	95,100
2,900	Casey's General Stores, Inc.	72,529
1,890	Cash America International, Inc.	60,480
3,600	Charming Shoppes, Inc. (b)	40,464
1,750	Circuit City Stores, Inc.	47,635
480	Coach, Inc. (b)	14,352
3,600	Donegal Group, Inc., Class A	69,876
58	Fidelity National Title Group, Inc., Class A	1,141
1,129	GameStop Corp. (b)	47,418
176	Harrah's Entertainment, Inc.	12,528
122	Host Hotels & Resorts, Inc. (c)	2,668
5,170	ICT Group, Inc. (b)	126,820
3,700	Innkeepers USA Trust	63,936
300	J.C. Penney Co., Inc.	20,253
2,000	Kendle International, Inc. (b)	73,460
400	Lennar Corp.	17,748
1,400	Longs Drug Stores Corp.	63,868
600	Nordstrom, Inc.	$ 21,900
2,570	SCPIE Holdings, Inc. (b)	59,753
200	Sears Holdings Corp. (b)	30,968
12,580	Spherion Corp. (b)	114,730
200	Starwood Hotels & Resorts Worldwide, Inc.	12,068
1,468	Technical Olympic USA, Inc.	21,080
4,810	The Great Atlantic & Pacific Tea Co., Inc.	109,283
1,780	The Pantry, Inc. (b)	102,421
1,700	Trammell Crow Co. (b)	59,789
1,350	Vail Resorts, Inc. (b)	50,085
1,580	W.R. Berkley Corp.	53,925
258	YUM! Brands, Inc.	12,970
1,300	Zenith National Insurance Corp.	51,571

		1,944,489

	Consumer Staples -- 4.5%
3,980	Archer-Daniels-Midland Co.	164,294
750	Chattem, Inc. (b)	22,778
1,736	Constellation Brands, Inc. (b)	43,400
1,620	CVS Corp.	49,734
570	Flowers Foods, Inc.	16,325
1,220	Reynolds American, Inc. (c)	140,666
7,250	Wild Oats Markets, Inc. (b)	142,100

		579,297

	Energy -- 6.6%
1,000	Atwood Oceanics, Inc. (b)	49,600
2,000	Chesapeake Energy Corp. (c)	60,500
782	ConocoPhillips	$ 51,244
2,300	Edge Petroleum Corp. (b)	45,954
1,200	Grand Prideco, Inc. (b)	53,700
1,000	Helmerich & Payne, Inc.	60,260
59	Hugoton Royalty Trust	1,752
550	Hydril (b)	43,186
2,300	KCS Energy, Inc. (b)	68,310
200	Marathon Oil Corp.	16,660
585	Occidental Petroleum Corp.	59,992
1,200	Oil States International, Inc. (b)	41,136
925	Remington Oil & Gas Corp. (b)	40,672
1,720	Todco, Class A	70,263
500	Transocean Sedco Forex, Inc. (b) (c)	40,160
700	Unit Corp. (b)	39,823
800	Valero Energy Corp.	53,216
208	Weatherford International, Inc. (b)	10,321
1,004	XTO Energy, Inc.	44,447

		851,196

	Financials -- 9.6%
3,100	American Real Estate Partners LP	126,479
1,800	Capital Corp. of the West	57,600
4,500	CB Richard Ellis Group, Inc. (b)	112,049
1,200	CBL & Associates Properties, Inc.	46,716
2,450	Center Financial Corp.	57,918
2,500	CompuCredit Corp. (b)	96,100
1,348	Countrywide Credit Industries, Inc.	51,332
2,085	Credicorp Ltd.	62,467
2,900	Felcor Lodging Trust, Inc.	63,046
335	Fidelity National Financial, Inc. (c)	13,048
440	First American Financial Corp.	18,599
375	First Republic Bancorp, Inc.	17,175
190	Golden West Financial Corp.	14,098
1,650	Intervest Bancshares Corp. (b)	66,825
1,200	Jones Lang LaSalle, Inc.	105,060
850	Nelnet, Inc. (b)	34,468
2,100	Philadelphia Consolidated Holdings Corp. (b)	63,756
1,400	Progressive Corp.	35,994
1,100	Shinhan Financial Group Co., Ltd. ADR	103,950
483	Sovereign Bancorp	9,810
1,495	Wachovia Corp. (c)	80,850

		1,237,340

	Health Care -- 11.0%
1,800	Aetna, Inc.	71,874
1,900	Alpharma, Inc., Class A	45,676
372	Becton, Dickinson & Co.	22,740
2,200	Biovail Corp.	51,502
587	Caremark Rx, Inc. (c)	29,274
1,100	Cerner Corp. (b)	40,821
3,000	Community Health Care, Inc. (b)	110,250
585	Coventry Health Care, Inc. (b)	32,140
2,000	Dade Behring Holdings, Inc.	83,280
1,125	DaVita, Inc. (b)	$ 55,913
280	Dentsply International, Inc.	16,968
1,565	Genesis Healthcare Corp. (b)	74,134
2,150	Humana, Inc. (b)	115,455
3,600	inVentiv Health, Inc. (b)	103,608
3,200	King Pharmaceuticals, Inc. (b)	54,400
2,250	Option Care, Inc.	26,955
870	Parexel International Corp. (b)	25,100
1,048	Pediatrix Medical Group, Inc. (b)	47,474
550	Quest Diagnostics, Inc.	32,956
2,980	Sierra Health Services, Inc. (b)	134,189
4,300	Thoratec Corp. (b)	59,641
1,978	UnitedHealth Group, Inc.	88,575
1,300	Wellpoint, Inc. (b)	94,601

		1,417,526

	Industrials -- 17.2%
143	Albany International Corp.	6,062
925	AMERCO (b)	93,111
1,980	Ameron International Corp.	132,699
9,110	ASE Test Ltd. (b)	82,719
2,500	Astec Industries, Inc. (b)	85,300
1,400	Canadian Pacific Railway Ltd.	71,596
1,000	Chemed Corp.	54,530
1,700	Dollar Thrifty Automotive Group, Inc. (b)	76,619
750	DRS Technologies, Inc. (c)	36,563
1,650	FirstService Corp. (b)	43,956
530	Flowserve Corp. (b)	30,157
3,400	Gardner Denver, Inc. (b)	130,899
700	Genlyte Group, Inc. (b)	50,701
2,300	Hornbeck Offshore Services, Inc. (b)	81,696
190	L-3 Communications Corp.	14,330
2,600	Laidlaw International, Inc.	65,520
2,800	Manitowoc Co.	124,600
1,500	McGrath Rentcorp	41,715
2,100	Mobile Mini, Inc. (b)	61,446
2,400	Norfolk Southern Corp.	127,728
183	PACCAR, Inc.	15,076
1,400	Precision Castparts Corp.	83,664
1,450	Shaw Group, Inc. (b)	40,310
620	Simpson Manufacturing Co., Inc. (c)	22,351
11,920	Staktek Holdings, Inc. (b)	57,931
800	Terex Corp. (b)	78,960
1,000	Timken Co.	33,510
3,105	Trinity Industries, Inc.	125,442
1,200	Universal Forest Products, Inc.	75,276
1,540	USG Corp. (b) (c)	112,312
492	Ventas, Inc.	16,669
880	Washington Group International, Inc.	46,939
1,700	West Corp. (b)	81,447

		2,201,834

Shares		Value
	Materials -- 9.5%
305	Barrick Gold Corp.	$ 9,028
3,200	Belden CDT, Inc.	105,759
2,900	Commercial Metals Co.	74,530
2,800	Encore Wire Corp. (b) (c)	100,632
4,100	General Cable Corp. (b)	143,499
300	INCO Ltd.	19,770
1,300	NS Group, Inc. (b)	71,604
2,150	Olympic Steel, Inc.	76,089
1,460	Oregon Steel Mills, Inc. (b)	73,964
1,000	Phelps Dodge Corp.	82,160
885	Pool Corp. (c)	38,613
937	Quanex Corp.	40,357
650	Reliance Steel & Aluminum Co.	53,918
340	Rio Tinto PLC ADR	71,301
1,500	RTI International Metals, Inc. (b)	83,760
300	Silgan Holdings, Inc.	11,103
700	Southern Copper Corp (c)	62,391
5,900	Suntron Corp. (b)	8,496
3,980	Technitrol, Inc.	92,137

		1,219,111

	Technology -- 13.3%
1,300	Ansys, Inc. (b)	62,166
1,650	Apple Computer, Inc. (b)	94,248
11,110	Ariba, Inc. (b)	91,435
9,000	Arris Group, Inc. (b)	118,080
5,750	CalAmp Corp. (b)	51,118
3,390	Commscope, Inc. (b)	106,514
700	EMC Corp. (b)	7,679
1	Fisher Scientific International, Inc. (b)	58
2,270	Hewlett Packard Co.	71,914
10,810	iGATE Corp. (b)	69,076
1,270	Intergraph Corp. (b)	39,992
3,200	Internet Security, Inc. (b)	60,320
1,800	Itron, Inc. (b)	106,668
400	Jabil Circuit, Inc.	10,240
1,150	Komag, Inc. (b)	53,107
1,225	NCR Corp. (b) (c)	44,884
5,600	NVIDIA Corp. (b)	119,224
6,500	Radiant Systems, Inc. (b)	68,705
30,150	Safeguard Scientifics, Inc. (b)	65,124
4,700	SBA Communications Corp. (b)	122,858
6,020	Stellent, Inc.	57,491
4,880	Sykes Enterprises, Inc. (b)	78,861
5,775	TALX Corp.	126,299
6,030	TTM Technologies, Inc. (b)	87,254
860	Viscount Systems, Inc. (b)	318

		1,713,633

	Telecommunications -- 5.0%
1,870	America Movil SA de CV ADR, Series L	62,196
3,306	American Tower Corp., Class A (b)	102,883
Shares or Principal Amount		Value
42	Embarq Corp. (b)	$ 1,722
26,240	Optical Communication Products, Inc. (b)	52,742
9,660	Qwest Communications International, Inc. (b) (c)	78,149
849	Sprint Corp.	16,972
230	Telephone & Data Systems, Inc.	9,522
230	Telephone & Data Systems, Inc. Special Shares	8,947
1,900	Telus Corp.	76,722
3,760	Time Warner Telecom, Inc. Class A (b)	55,836
10,210	Tollgrade Communications, Inc. (b)	99,037
7,500	UbiquiTel, Inc. (b)	77,550

		642,278

	Utilities -- 0.6%
1,800	AES Corp. (b)	33,210
1,250	Allegheny Energy, Inc. (b)	46,338
		79,548

	Total Common Stocks (Cost $9,316,420)	11,886,252

CASH EQUIVALENT -- 7.7%
992,474	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	992,474

	Total Cash Equivalent (Cost $992,474)	992,474

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 6.2%
	Mutual Funds -- 4.6%
585,592	Institutional Money Market Trust Fund 5.13% (d)	585,592

		585,592

	Time Deposits -- 1.2%
$106,691	KBC Bank, 5.281%, 7/3/06	106,691
51,741	Barclays Bank PLC, 5.280%, 7/3/06	51,741

		158,432

	Variable Rate Obligations -- 0.4%
52,194	CitiGroup, 5.382%, 8/25/06	52,194

		52,194

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $796,218)	796,218

	Total Investments (Cost $11,105,112) (a) -- 106.4%	13,674,944
	Liabilities in Excess of Other Assets -- (6.4)%	(821,886)

	Net Assets -- 100.0%	$ 12,853,058

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

United States of America	46.1%
Europe	27.1%
Asia	8.0%
Latin America	6.2%
Emerging Markets	6.2%
Cash[1]	4.4%
Canada	2.3%
Liabilities in Excess of Other Assets	(0.3)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

MUTUAL FUNDS -- 95.9%
1,200	DIAMONDS Trust Series I	$ 134,124
7,000	iShares Dow Jones Select Dividend Index Fund	441,420
17,955	iShares EAFE Index Fund	1,174,078
7,131	iShares MSCI Canada Index Fund	169,361
9,542	iShares MSCI EMU Index Fund	841,795
2,600	iShares MSCI France Index Fund	78,078
3,300	iShares MSCI Germany Index Fund	75,669
4,890	iShares MSCI Hong Kong Index Fund	66,113
2,650	iShares MSCI Italy Index Fund	77,513
10,300	iShares MSCI Japan Index Fund	140,492
1,175	iShares MSCI Pacific ex-Japan Index Fund	126,078
9,940	iShares MSCI United Kingdom Index Fund	209,237
13,193	iShares Russell 1000 Index Fund	911,372
3,551	iShares Russell 3000 Value Index Fund	338,694
3,185	iShares Russell Midcap Value Index Fund	420,961
3,500	iShares S&P Global 100 Index Fund	232,015
3,911	iShares S&P Small Cap 600 Index Fund	242,873
1,470	iShares U.S. Energy Sector Index Fund	141,664
5,065	MidCap SPDR Trust Series 1 Index Fund	706,264
11,400	Rydex S&P Equal Weight Index Fund	489,630

	Total Mutual Funds (Cost $5,764,481)	7,017,431

CASH EQUIVALENT -- 4.4%
321,958	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	$ 321,958

	Total Cash Equivalent (Cost $321,958)	321,958

	Total Investments (Cost $6,086,439) (a) -- 100.3%	7,339,389
	Liabilities in Excess of Other Assets -- (0.3)%	(23,531)

	Net Assets -- 100.0%	$ 7,315,858

Huntington VA Situs Small Cap Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Technology	17.7%
Industrials	16.4%
Energy	12.8%
Cash[1]	11.3%
Health Care	9.9%
Consumer Discretionary	12.8%
Financials	8.8%
Materials	8.5%
Consumer Staples	2.4%
Utilities	2.2%
Telecommunications	0.8%
Liabilities in Excess of Other Assets	(3.6)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 92.3%
	Cayman Islands -- 3.8%
	Consumer Discretionary -- 3.8%
3,000	Garmin Ltd.	$ 316,320
8,000	Scottish RE Group Ltd.	133,440

		449,760

	Finland -- 1.5%
	Industrials -- 1.5%
2,000	Cargotec Corp., Class B	87,605
2,100	Kone Oyj, Class B	87,285

		174,890

	Ireland -- 0.6%
	Consumer Staples -- 0.6%
3,500	Kerry Group PLC	75,200

	Japan -- 1.3%
	Industrials -- 0.7%
3,500	Sato Corp.	80,908

	Technology -- 0.6%
7,000	Furuno Electric Co. Ltd.	74,393

		155,301

	United Kingdom -- 0.8%
	Technology -- 0.8%
25,000	Halma PLC	91,410

	United States -- 84.3%
	Consumer Discretionary -- 9.0%
2,000	AnnTaylor Stores Corp. (b)	86,760
3,000	Audiovox Corp., Class A (b)	40,980
10,000	Brunswick Corp.	332,500
300	Columbia Sportswear Co. (b)	$ 13,578
2,000	Fossil, Inc. (b)	36,020
1,000	Home Depot, Inc.	35,790
1,500	Polo Ralph Lauren Corp.	82,350
9,000	ScanSource, Inc. (b)	263,880
800	Toll Brothers, Inc. (b)	20,456
8,500	Urban Outfitters, Inc. (b)	148,665
350	West Marine, Inc. (b)	4,718

		1,065,697

	Consumer Staples -- 1.8%
3,100	Fresh Del Monte Produce, Inc.	53,537
5,200	Performance Food Group Co. (b)	157,976

		211,513

	Energy -- 12.8%
4,550	CARBO Ceramics, Inc.	223,542
8,000	Denbury Resources, Inc. (b)	253,360
9,000	Headwaters, Inc. (b)	230,040
1,000	Houston Exploration Co. (b)	61,190
59	Hugoton Royalty Trust	1,752
1,000	Hydril Co. (b)	78,520
2,000	National-Oilwell Varco, Inc. (b)	126,640
4,000	Newfield Exploration Co. (b)	195,760
6,000	Pacific Ethanol, Inc. (b)	138,720
4,000	Remington Oil & Gas Corp. (b)	175,880
1,000	XTO Energy, Inc.	44,270

		1,529,674

	Financials -- 8.8%
4,250	Arch Capital Group Ltd. (b)	$ 252,705
5,000	Bancshares of Florida, Inc (b)	110,000
7,200	Colonial Bancgroup, Inc.	184,896
6,500	Cullen/Frost Bankers, Inc.	372,450
2,000	WSFS Financial Corp.	122,900

		1,042,951

	Health Care -- 9.9%
5,000	Albany Molecular Research (b)	53,400
2,150	Bio-Rad Laboratories, Inc., Class A (b)	139,621
6,000	Cerner Corp. (b)	222,660
6,500	Edwards Lifesciences Corp. (b)	295,295
1,000	Kindred Healthcare, Inc. (b)	26,000
10,000	Mentor Corp.	435,000
100	Par Pharmaceutical, Inc. (b)	1,846

		1,173,822

	Industrials -- 14.2%
6,500	Armor Holdings, Inc. (b)	356,395
6,000	ElkCorp	166,620
5,500	Jacobs Engineering Group, Inc. (b)	438,020
6,000	Precision Castparts Corp.	358,560
500	Ryder System, Inc.	29,215
5,500	Universal Forest Products, Inc.	345,015

		1,693,825

	Materials -- 8.5%
1,000	Albemarle Corp.	47,880
2,000	Commercial Metals Co.	51,400
6,750	Florida Rock Industries	335,273
1,000	Quanex Corp.	43,070
5,500	RTI International Metals, Inc. (b)	307,120
2,000	Steel Technologies, Inc.	38,880
4,400	The Scotts Co., Class A	186,208

		1,009,831

	Technology -- 16.3%
4,000	Black Box Corp.	$ 153,320
7,000	Global Imaging Systems, Inc. (b)	288,960
3,000	Hutchinson Technology, Inc. (b)	64,890
4,000	Imation Corp.	164,200
7,500	Intergraph Corp. (b)	236,175
7,000	Methode Electronics, Inc.	73,570
19,000	Red Hat, Inc. (b)	444,599
8,000	Standard Microsystems Corp. (b)	174,640
1,000	StarTek, Inc.	14,950
8,000	Transaction Systems Architects, Inc. (b)	333,520

		1,948,824

	Telecommunications -- 0.8%
7,300	General Communication, Inc., Class A (b)	89,936
	Utilities -- 2.2%
4,000	Hawaiian Electric Industries, Inc.	111,640
6,000	UGI Corp.	147,720

		259,360

		10,025,433

	Total Common Stocks (Cost $10,273,257)	10,971,994

CASH EQUIVALENT -- 11.3%
1,340,249	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	1,340,249

	Total Cash Equivalent (Cost $1,340,249)	1,340,249

	Total Investments (Cost $11,613,506) (a) -- 103.6%	12,312,243
	Liabilities in Excess of Other Assets -- (3.6)%	(429,192)

	Net Assets -- 100.0%	$ 11,883,051

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

U.S. Government Mortgage Backed Agencies	71.2%
U.S. Government Agencies	16.0%
Real Estate Investment Trusts	8.2%
Cash[1]	4.2%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Principal Amount		Value

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- 71.2%
	Federal Home Loan Bank -- 7.2%
$ 81,388	Series 6B-2012, Class A, 5.125%, 4/25/12	$ 81,657
78,382	Series 7I-2012, Class A, 5.000%, 6/15/12	78,938
86,634	Series SK-2015, Class 1, 5.140%, 8/18/15	86,231
61,316	Series Z2-2013, Class A, 4.800%, 2/25/13	61,841

		308,667

	Federal Home Loan Mortgage Corporation -- 24.6%
99,930	Pool # 1G0865, 4.921%, 7/1/35	96,752
39,623	Pool # B18052, 4.500%, 3/1/15	37,742
105,454	Pool # C90779, 5.000%, 1/1/24	100,222
36,268	Pool # C90837, 5.500%, 6/1/24	35,265
47,663	Pool # E96459, 5.000%, 5/1/18	45,998
40,494	Pool # G18008, 4.500%, 9/1/19	38,291
20,641	Pool # G18015, 4.500%, 10/1/19	19,518
95,342	Pool # M80916, 4.000%, 5/1/11	91,399
91,140	Pool # M80982, 5.000%, 7/1/12	88,946
97,693	Pool # M81004, 5.000%, 1/1/13	95,342
49,161	Pool # M90777, 4.500%, 1/1/08	48,335
36,956	Series 1994-23, Class PK, 6.000%, 5/25/10	37,055
531	Series 2469, Class AK, 6.000%, 4/15/30	530
50,744	Series 2548, Class HA, 4.500%, 1/15/10	49,823
85,826	Series 3046, Class YA, 5.000%, 2/15/19	81,115
96,394	Series R005, Class AB, 5.500%, 12/15/18	94,840
98,503	Series R007, Class AC, 5.875%, 5/15/16	98,234

		1,059,407

	Federal National Mortgage Association -- 29.9%
$ 33,524	Pool # 254908, 5.000%, 9/1/23	$ 31,886
114,124	Pool # 254914, 4.500%, 9/1/13	109,916
59,057	Pool # 254955, 4.000%, 10/1/10	56,091
36,073	Pool # 255224, 4.000%, 5/1/11	34,108
20,172	Pool # 255360, 5.000%, 8/1/24	19,137
84,962	Pool # 255711, 5.500%, 4/1/25	82,457
86,615	Pool # 255745, 5.500%, 5/1/25	84,061
88,316	Pool # 255767, 5.500%, 6/1/25	85,712
86,941	Pool # 255807, 5.500%, 8/1/20	85,382
68,692	Pool # 255808, 5.000%, 7/1/25	65,081
96,975	Pool # 256116, 6.000%, 2/1/26	96,311
91,864	Pool # 357771, 5.000%, 5/1/25	87,035
36,697	Pool # 721540, 5.000%, 7/1/33	34,481
107,712	Pool # 786457, 5.278%, 7/1/34	104,383
99,545	Pool # 845573, 5.655%, 2/1/36	98,240
97,630	Pool # 881602, 6.500%, 2/1/36	98,182
62,824	Series 2003-15, Class P, 5.000%, 12/25/26	62,511
50,000	Series 2672, Class GH, 5.500%, 8/15/31	47,770

		1,282,744

	Government National Mortgage Association -- 9.5%
27,972	Pool # 3571, 6.500%, 6/20/34	28,234
33,890	Pool # 3590, 5.500%, 8/20/19	33,401
19,667	Pool # 3637, 5.500%, 11/20/34	19,006
83,020	Pool # 3708, 5.500%, 5/20/20	81,807
69,259	Pool # 3710, 5.000%, 5/20/35	65,180
95,733	Pool # 3741, 4.500%, 8/20/20	90,946
93,060	Pool # 650348, 5.500%, 11/15/35	90,273

		408,847

	Total U.S. Government Mortgage Backed Agencies (Cost $3,141,277)	3,059,665

Principal Amount or Shares		Value
U.S. GOVERNMENT AGENCIES -- 16.0%
	Federal Home Loan Bank -- 9.3%
$ 400,000	5.040%, 7/6/06	$ 399,720

	Federal Home Loan Mortgage Corporation -- 4.4%
100,000	4.000%, 4/8/11	93,890
100,000	5.000%, 3/2/15	95,569

		189,459

	Federal National Mortgage Association -- 2.3%
100,000	5.600%, 2/8/16	97,831

	Total U.S. Government Agencies (Cost $697,371)	687,010

COMMON STOCKS -- 8.2%
	Real Estate Investment Trusts -- 8.2%
100	Acadia Realty Trust	2,365
200	Alexandria Real Estate Equities, Inc.	17,736
200	AMB Property Corp.	10,110
400	American Campus Communities, Inc.	9,940
100	Avalonbay Communities, Inc.	11,062
100	Boston Properties, Inc.	9,040
500	Brandywine Realty Trust	16,085
200	CBL & Associates Properties, Inc.	7,786
300	Digital Reality Trust	7,407
300	Duke Realty Corp.	10,545
100	EastGroup Properties, Inc.	4,668
200	Equity Lifestyle Properties, Inc.	8,766
300	Equity Residential Properties Trust	13,419
100	Essex Property Trust, Inc.	11,166
200	General Growth Properties, Inc.	9,012
300	Health Care Property Investors, Inc.	8,022
200	Home Properties, Inc.	11,102
300	Hospitality Properties Trust	13,176
Shares		Value
400	Host Hotels & Resorts, Inc.	$ 8,748
300	Kimco Realty Corp.	10,947
300	Mack-Cali Realty Corp.	13,776
300	Maguire Properties, Inc.	10,551
100	Mills Corp.	2,675
300	Nationwide Health Properties, Inc.	6,753
200	New Plan Excel Realty Trust	4,938
100	Pennsylvania Real Estate Investment Trust	4,037
400	ProLogis	20,848
100	Public Storage, Inc.	7,590
200	Realty Income Corp.	4,380
200	Reckson Associates Realty Corp.	8,276
200	Simon Property Group, Inc.	16,588
300	Sunstone Hotel Investors, Inc.	8,718
400	Tanger Factory Outlet Centers, Inc.	12,948
200	U-STORE-IT Trust	3,772
200	United Dominion Realty Trust, Inc.	5,602
100	Vornado Realty Trust	9,755
300	Weingarten Realty Investors	11,484

	Total Common Stocks (Cost $314,908)	353,793

CASH EQUIVALENT -- 4.2%
179,868	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	179,868

	Total Cash Equivalent (Cost $179,868)	179,868

	Total Investments (Cost $4,333,424) (a) -- 99.6%	4,280,336
	Other Assets in Excess of Liabilities -- 0.4%	19,162

	Net Assets -- 100.0%	$ 4,299,498

See Notes to Portfolio of Investments on page 24.
See Notes which are an integral part of the Financial Statements.

Huntington Funds

Notes to Portfolio of Investments

(a) See Notes to Financial Statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

(c) All or part of the security was on loan as of June 30, 2006.

(d) Rate disclosed is the seven day yield as of June 30, 2006.

* Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
AMEX	--	American Stock Exchange
EAFE	--	Europe, Australasia and Far East
EMU	--	European Monetary Union
MSCI	--	Morgan Stanley Capital International
S&P	--	Standard & Poor's
SPDR	--	Standard & Poor's Depositary Receipt

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Statements of Assets and Liabilities

June 30, 2006 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Assets:
Investments, at value(1)	$ 50,238,217	$ 24,647,268	$ 41,934,581	$ 3,861,555	$ 8,879,750
Investment in affiliated securities, at value	136,099	316,617	47,525	--	159,161

Total Investments	50,374,316	24,963,885	41,982,106	3,861,555	9,038,911
Cash	18,590	--	--	254,113	--
Foreign currency, at value (cost $0; $0; $0; $4,622 and $0)	--	--	--	4,654	--
Income receivable	157,982	20,361	63,379	5,259	10,839
Receivable for investments sold	775,920	--	205,072	--	--
Receivable for shares sold	--	--	--	1,327	778
Receivable from adviser	--	--	--	283	--
Prepaid expenses and other assets	1,181	1,111	1,186	743	949

Total assets	51,327,989	24,985,357	42,251,743	4,127,934	9,051,477

Liabilities:
Options written, at value (proceeds $0; $0; $378,756; $0; and $0)	--	--	632,798	--	--
Payable for investments purchased	413,984	--	--	--	--
Payable for shares redeemed	18,577	14,777	26,164	205	530
Payable for return of collateral received for securities on loan	3,416,478	5,479,508	5,656,766	--	--
Accrued expenses and other payables
Investment adviser fees	23,126	9,603	17,670	1,883	4,407
Administration fees	2,589	1,059	1,967	224	497
Sub-Administration fees	2,614	1,102	2,009	200	495
Custodian fees	1,002	416	766	1,003	191
Financial Administration fees	2,129	1,060	1,669	877	902
Trustees' fees	637	291	507	48	122
Compliance Service fees	329	142	255	22	62
Other	5,647	4,251	7,585	358	1,732

Total liabilities	3,887,112	5,512,209	6,348,156	4,820	8,938

Net Assets	$ 47,440,877	$ 19,473,148	$ 35,903,587	$ 4,123,114	$ 9,042,539

Net Assets Consists of:
Paid in capital	$ 44,986,979	$ 18,217,431	$ 30,909,714	$ 3,650,298	$ 8,375,056
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities denominated in foreign currency	279,626	1,208,943	3,732,048	428,449	417,513
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	1,334,757	5,825	881,422	6,629	237,734
Accumulated net investment income (loss)	839,515	40,949	380,403	37,738	12,236

Total Net Assets	$ 47,440,877	$ 19,473,148	$ 35,903,587	$ 4,123,114	$ 9,042,539

Shares Outstanding	3,897,667	2,238,571	3,102,806	295,817	771,137

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 12.17	$ 8.70	$ 11.57	$ 13.94	$ 11.73

Investments, at cost	$ 50,094,690	$ 23,754,942	$ 37,996,016	$ 3,433,138	$ 8,621,398

(1) Includes securities on loan of $3,316,658; $5,285,341; $5,498,461; $0; $0.

Huntington Funds

Statements of Assets and Liabilities

June 30, 2006 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Assets:
Investments, at value(1)	$ 28,090,886	$ 12,682,469	$ 7,017,431	$ 10,971,994	$ 4,100,468
Investment in affiliated securities, at value	2,754,774	992,474	321,958	1,340,249	179,868

Total Investments	30,845,660	13,674,943	7,339,389	12,312,243	4,280,336
Income receivable	29,960	8,410	4,814	8,462	19,170
Receivable for investments sold	--	--	--	336,046	--
Receivable for shares sold	--	--	--	12,720	3,392
Receivable from adviser	--	--	--	--	574
Prepaid expenses and other assets	1,113	974	1,005	877	828

Total assets	30,876,733	13,684,327	7,345,208	12,670,348	4,304,300

Liabilities:
Payable for investments purchased	--	--	--	755,197	--
Payable for shares redeemed	5,068	23,312	22,663	22,008	115
Payable for return of collateral received for securities on loan	4,400,277	796,218	--	--	--
Accrued expenses and other payables
Investment adviser fees	12,787	6,059	3,530	5,593	2,097
Administration fees	1,417	682	392	648	244
Sub-Administration fees	1,460	681	402	610	228
Custodian fees	554	263	153	236	91
Financial Administration fees	1,581	1,422	572	876	1,236
Trustees' fees	363	170	103	144	53
Compliance Service fees	188	85	52	72	27
Other	5,382	2,377	1,483	1,913	711

Total liabilities	4,429,077	831,269	29,350	787,297	4,802

Net Assets	$ 26,447,656	$ 12,853,058	$ 7,315,858	$ 11,883,051	$ 4,299,498

Net Assets Consists of:
Paid in capital	$ 20,166,905	$ 10,186,583	$ 5,669,724	$ 11,081,904	$ 4,282,503
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currency	6,003,267	2,569,831	1,252,950	698,737	(53,088)
Accumulated net realized gain (loss) on investments and foreign currency transactions	218,635	81,597	398,659	109,018	(1,258)
Accumulated net investment income (loss)	58,849	15,047	(5,475)	(6,608)	71,341

Total Net Assets	$ 26,447,656	$ 12,853,058	$ 7,315,858	$ 11,883,051	$ 4,299,498

Shares Outstanding	1,620,362	763,466	561,835	839,561	405,147

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 16.32	$ 16.84	$ 13.02	$ 14.15	$ 10.61

Investments, at cost	$ 24,842,393	$ 11,105,112	$ 6,086,439	$ 11,613,506	$ 4,333,424

(1) Includes securities on loan of $4,265,497; $769,920; $0; $0; $0.

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2006 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Investment Income:
Dividend income	$ 1,032,646	$ 128,998	$ 535,141	$ 53,661(1)	$ 47,048
Dividend income from affiliated securities	16,494	4,005	7,581	--	7,656
Income from securities lending	1,713	987	2,074	--	--

Total investment income	1,050,853	133,990	544,796	53,661	54,704

Expenses:
Investment adviser fees	138,924	60,065	107,660	9,454	26,090
Administration fees	19,681	8,509	15,252	1,339	3,696
Sub-Administration fees	11,577	5,005	8,972	788	2,174
Custodian fees	6,020	2,603	4,665	1,590	1,131
Transfer and dividend disbursing agent fees and expenses	6,709	2,902	5,200	441	1,252
Trustees' fees	1,574	695	1,219	108	296
Auditing fees	2,925	1,337	2,363	141	517
Legal fees	1,443	625	1,088	97	269
Financial Administration fees	11,583	5,621	9,034	2,392	3,545
Printing and postage	6,789	2,983	5,325	406	1,229
Insurance premiums	2,608	2,217	2,450	2,009	2,004
Compliance Service fees	659	285	511	45	124
Other	846	369	654	133	157

Total expenses	211,338	93,216	164,393	18,943	42,484

Reimbursements:
Reimbursements from adviser	--	--	--	(3,187)	--

Net expenses	211,338	93,216	164,393	15,756	42,484

Net investment income (loss)	839,515	40,774	380,403	37,905	12,220

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	1,431,940	14,568	1,547,854	8,391	259,249
Net realized gain (loss) on options transactions	--	--	(25,969)	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--	(441)	--

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	1,431,940	14,568	1,521,885	7,950	259,249
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and labilities in foreign currency	(368,174)	(327,132)	(767,329)	189,374	(185,479)

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	1,063,766	(312,564)	754,556	197,324	73,770

Change in net assets resulting from operations	$ 1,903,281	$ (271,790)	$ 1,134,959	$ 235,229	$ 85,990

(1) Net of foreign dividend taxes withheld of $639.

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2006 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Investment Income:
Dividend income	$ 112,388	$ 54,310	$ 25,278	$ 22,946	$ 4,003
Dividend income from affiliated securities	66,755	17,929	4,645	18,960	5,424
Interest income	--	--	--	--	80,581
Income from securities lending	2,456	870	--	--	--

Total investment income	181,599	73,109	29,923	41,906	90,008

Expenses:
Investment adviser fees	79,230	35,910	21,775	30,402	11,200
Administration fees	11,225	5,087	3,085	4,307	1,587
Sub-Administration fees	6,603	2,993	1,815	2,534	933
Custodian fees	3,433	1,556	943	1,317	485
Transfer and dividend disbursing agent fees and expenses	3,811	1,712	1,048	1,435	530
Trustees' fees	897	407	247	346	127
Auditing fees	1,649	711	453	537	207
Legal fees	823	373	225	313	115
Financial Administration fees	8,091	5,341	2,494	3,624	4,509
Printing and postage	3,865	1,709	1,062	1,380	507
Insurance premiums	2,264	2,077	2,017	1,998	1,947
Compliance Service fees	376	170	103	144	53
Other	483	216	131	177	67

Total expenses	122,750	58,262	35,398	48,514	22,267

Reimbursements:
Reimbursements from adviser	--	--	--	--	(3,600)

Net expenses	122,750	58,262	35,398	48,514	18,667

Net investment income (loss)	58,849	14,847	(5,475)	(6,608)	71,341

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	218,635	81,597	398,659	112,554	1,495
Net realized gain (loss) on foreign currency transactions	--	--	--	(3,536)	--

Net realized gain (loss) on investments and translation of assets and liabilities in foreign currency	218,635	81,597	398,659	109,018	1,495
Net change in unrealized appreciation/depreciation of investments and translation of assets and labilities in foreign currency	(171,437)	439,762	80,184	(32,241)	(40,836)

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	47,198	521,359	478,843	76,777	(39,341)

Change in net assets resulting from operations	$ 106,047	$ 536,206	$ 473,368	$ 70,169	$ 32,000

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Growth Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 839,515	$ 1,674,502	$ 40,774	$ 84,462
Net realized gain (loss) on investment transactions	1,431,940	1,023,116	14,568	234,355
Net change in unrealized appreciation/depreciation of investments	(368,174)	(1,261,695)	(327,132)	(164,978)

Change in net assets resulting from operations	1,903,281	1,435,923	(271,790)	153,839

Distributions to Shareholders:
From net investment income	(1,674,502)	(1,152,185)	(84,462)	(89,380)
From net realized gains	(1,099,175)	(1,753,704)	(234,355)	(5,501)

Change in net assets resulting from distributions to shareholders	(2,773,677)	(2,905,889)	(318,817)	(94,881)

Change in net assets resulting from capital transactions	4,117,249	13,881,730	89,449	1,982,459

Change in net assets	3,246,853	12,411,764	(501,158)	2,041,417
Net Assets:
Beginning of period	44,194,024	31,782,260	19,974,306	17,932,889

End of period	$ 47,440,877	$ 44,194,024	$ 19,473,148	$ 19,974,306

Accumulated net investment income (loss) included in net assets at end of period	$ 839,515	$ 1,674,502	$ 40,949	$ 84,637

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Income Equity Fund		Huntington VA International Equity Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 380,403	$ 708,376	$ 37,905	$ 9,806
Net realized gain (loss) on investment and foreign currency transactions	1,521,885	1,026,383	7,950	5,573
Net change in unrealized appreciation/depreciation of investments and translation of assets denominated in foreign currency	(767,329)	(698,385)	189,374	198,549

Change in net assets resulting from operations	1,134,959	1,036,374	235,229	213,928

Distributions to Shareholders:
From net investment income	(708,376)	(526,840)	--	(10,210)
From net realized gains	(1,067,128)	--	(1,062)	(3,923)

Change in net assets resulting from distributions to shareholders	(1,775,504)	(526,840)	(1,062)	(14,133)

Change in net assets resulting from capital transactions	1,206,735	3,479,498	1,728,332	1,557,923

Change in net assets	566,190	3,989,032	1,962,499	1,757,718
Net Assets:
Beginning of period	35,337,397	31,348,365	2,160,615	402,897

End of period	$ 35,903,587	$ 35,337,397	$ 4,123,114	$ 2,160,615

Accumulated net investment income (loss) included in net assets at end of period	$ 380,403	$ 708,376	$ 37,738	$ (167)

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Macro 100 Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 12,220	$ 14,450	$ 58,849	$ 105,600	$ 14,847	$ 14,600
Net realized gain (loss) on investment transactions	259,249	84,844	218,635	322,968	81,597	180,846
Net change in unrealized appreciation/ depreciation of investments	(185,479)	448,739	(171,437)	2,223,061	439,762	896,152

Change in net assets resulting from operations	85,990	548,033	106,047	2,651,629	536,206	1,091,598

Distributions to Shareholders:
From net investment income	(14,450)	(10,780)	(105,600)	(22,779)	(14,400)	--
From net realized gains	(105,627)	--	(322,968)	(30,259)	(180,902)	(7,097)

Change in net assets resulting from distributions to shareholders	(120,077)	(10,780)	(428,568)	(53,038)	(195,302)	(7,097)

Change in net assets resulting from capital transactions	1,327,831	4,887,685	1,555,651	4,811,419	1,774,787	3,772,009

Change in net assets	1,293,744	5,424,938	1,233,130	7,410,010	2,115,691	4,856,510
Net Assets:
Beginning of period	7,748,795	2,323,857	25,214,526	17,804,516	10,737,367	5,880,857

End of period	$ 9,042,539	$ 7,748,795	$ 26,447,656	$ 25,214,526	$ 12,853,058	$ 10,737,367

Accumulated net investment income (loss) included in net assets at end of period	$ 12,236	$ --	$ 58,849	$ 52,721	$ 15,047	$ 14,600

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Small Cap Fund		Huntington VA Mortgage Securities Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (5,475)	$ 47,074	$ (6,608)	$ (7,774)	$ 71,341	$ 51,015
Net realized gain (loss) on investment and foreign currency transactions	398,659	262,242	109,018	90,540	1,495	(198)
Net change in unrealized appreciation/ depreciation of investments and translation of assets and liabilities in foreign currency	80,184	296,056	(32,241)	628,095	(40,836)	(22,790)

Change in net assets resulting from operations	473,368	605,372	70,169	710,861	32,000	28,027

Distributions to Shareholders:
From net investment income	(47,074)	(40,588)	--	(366)	(52,721)	(8,175)
From net realized gains	(254,062)	(124,902)	(46,081)	(39,417)	--	--

Change in net assets resulting from distributions to shareholders	(301,136)	(165,490)	(46,081)	(39,783)	(52,721)	(8,175)

Change in net assets resulting from capital transactions	296,606	254,949	3,855,687	6,013,607	1,112,286	2,780,838

Change in net assets	468,838	694,831	3,879,775	6,684,685	1,091,565	2,800,690
Net Assets:
Beginning of period	6,847,020	6,152,189	8,003,276	1,318,591	3,207,933	407,243

End of period	$ 7,315,858	$ 6,847,020	$ 11,883,051	$ 8,003,276	$ 4,299,498	$ 3,207,933

Accumulated net investment income (loss) included in net assets at end of period	$ (5,475)	$ 47,074	$ (6,608)	$ --	$ 71,341	$ 52,721

See Notes which are an integral part of the Financial Statements.

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital Distributions

Huntington VA Dividend Capture Fund
2001(2)	$ 10.00	0.14	0.10	0.24	(0.09)	--	--
2002	$ 10.15	0.33	(0.33)	--	(0.34)	--	--
2003	$ 9.81	0.33	1.76	2.09	(0.36)	--	--
2004	$ 11.54	0.47	1.10	1.57	(0.01)	(0.16)	--
2005	$ 12.94	0.19	0.07	0.46	(0.39)	(0.60)	--
2006(8)	$ 12.41	0.20	0.32	0.52	(0.46)	(0.30)
Huntington VA Growth Fund
2001(3)	$ 10.00	(0.04)	(0.74)	(0.78)	--	--	--
2002	$ 9.22	--	(1.90)	(1.90)	--	--	--
2003	$ 7.32	0.02	1.15	1.17	(0.02)	--	--
2004	$ 8.47	0.04	0.44	0.48	-- (7)	--	--
2005	$ 8.95	0.04	0.02	0.06	(0.04)	-- (7)	--
2006(8)	$ 8.97	0.02	(0.14)	(0.12)	(0.04)	(0.11)	--
Huntington VA Income Equity Fund
2001	$ 10.07	0.18	0.06	0.24	(0.20)	--	(0.01)
2002	$ 10.10	0.23	(1.22)	(0.99)	(0.23)	--	--
2003	$ 8.88	0.20	1.43	1.63	(0.20)	--	--
2004	$ 10.31	0.20	1.20	1.40	--	(0.09)	--
2005	$ 11.62	0.23	0.12	0.35	(0.19)	--	--
2006(8)	$ 11.78	0.12	0.27	0.39	(0.24)	(0.36)	--
Huntington VA International Equity Fund
2004(6)	$ 10.00	0.03	1.10	1.13	(0.06)	--	--
2005	$ 11.07	0.06	1.62	1.68	(0.06)	(0.02)	--
2006(8)	$ 12.67	0.13	1.14	1.27	--	-- (7)	--
Huntington VA Macro 100 Fund
2004(6)	$ 10.00	0.05	1.08	1.13	--	--	--
2005	$ 11.13	(0.01)	0.58	0.57	(0.02)	--	--
2006(8)	$ 11.68	0.01	0.20	0.21	(0.02)	(0.14)	--
Huntington VA Mid Corp America Fund
2001(2)	$ 10.00	(0.02)	1.17	1.15	--	--	--
2002	$ 11.15	--	(1.45)	(1.45)	--	--	--
2003	$ 9.70	0.01	2.86	2.87	(0.01)	(0.01)	--
2004	$ 12.55	0.02	2.10	2.12	-- (7)	--	--
2005	$ 14.67	0.07	1.79	1.86	(0.02)	(0.02)	--
2006(8)	$ 16.49	0.03	0.07	0.10	(0.07)	(0.20)	--
Huntington VA New Economy Fund
2001(2)	$ 10.00	(0.03)	0.93	0.90	--	--	--
2002	$ 10.90	(0.02)	(1.47)	(1.49)	--	--	--
2003	$ 9.41	(0.02)	2.99	2.97	--	--	--
2004	$ 12.38	(0.03)	2.31	2.28	--	(0.28)	--
2005	$ 14.38	0.02	1.88	1.90	--	(0.01)	--
2006(8)	$ 16.27	0.02	0.82	0.84	(0.02)	(0.25)	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(3) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(4) Not annualized.

(5) Computed on annualized basis.

(6) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(7) Amount is less than $0.005.

(8) Six months ended June 30, 2006 (Unaudited).

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.09)	$ 10.15	2.44%(4)	2.00%(5)	5.25%(5)	17.47%(5)	(10.22)%(5)	$ 220	12%
(0.34)	$ 9.81	(0.05)%	1.12%	5.89%	2.23%	4.78%	$ 3,396	70%
(0.36)	$ 11.54	21.36%	1.00%	5.22%	1.01%	5.21%	$ 17,360	87%
(0.17)	$ 12.94	13.75%	0.95%	4.72%	0.95%	4.72%	$ 31,782	88%
(0.99)	$ 12.41	3.59%	0.93%	4.41%	0.93%	4.41%	$ 44,194	111%
(0.76)	$ 12.17	4.25%(4)	0.91%(5)	3.63%(5)	0.91%(5)	3.63%(5)	$ 47,441	46%

--	$ 9.22	(7.80)%(4)	2.00%(5)	1.11%(5)	16.85%(5)	(13.74)%(5)	$ 434	--
--	$ 7.32	(20.56)%	1.02%	0.14%	1.58%	(0.42)%	$ 3,654	2%
(0.02)	$ 8.47	15.95%	1.00%	0.32%	1.00%	0.32%	$ 12,065	4%
--	$ 8.95	5.67%	0.95%	0.59%	0.95%	0.59%	$ 17,933	11%
(0.04)	$ 8.97	0.72%	0.95%	0.45%	0.95%	0.45%	$ 19,974	15%
(0.15)	$ 8.70	(1.42)%(4)	0.93%(5)	0.41%(5)	0.93%(5)	0.41%(5)	$ 19,473	10%

(0.21)	$ 10.10	2.34%	1.91%	1.76%	2.06%	1.61%	$ 4,453	38%
(0.23)	$ 8.88	(9.96)%	1.11%	2.81%	1.54%	2.38%	$ 8,712	4%
(0.20)	$ 10.31	18.43%	1.00%	2.63%	1.00%	2.63%	$ 21,232	97%
(0.09)	$ 11.62	13.66%	0.93%	2.00%	0.93%	2.00%	$ 31,348	47%
(0.19)	$ 11.78	2.98%	0.93%	2.15%	0.93%	2.15%	$ 35,337	53%
(0.60)	$ 11.57	3.22%(4)	0.92%(5)	2.12%(5)	0.92%(5)	2.12%(5)	$ 35,904	31%

(0.06)	$ 11.07	11.26%(4)	1.00%(5)	0.56%(5)	1.76%(5)	(0.20)%(5)	$ 403	31%
(0.08)	$ 12.67	15.21%	1.00%	0.96%	1.78%	0.18%	$ 2,161	7%
-- (7)	$ 13.94	10.05%(4)	1.00%(5)	2.40%(5)	1.20%(5)	2.20%(5)	$ 4,123	2%

--	$ 11.13	11.30%(4)	1.00%(5)	1.62%(5)	1.05%(5)	1.57%(5)	$ 2,324	1%
(0.02)	$ 11.68	5.14%	1.00%	0.28%	1.04%	0.23%	$ 7,749	82%
(0.16)	$ 11.73	1.80%(4)	0.98%(5)	0.28%(5)	0.98%(5)	0.28%(5)	$ 9,043	57%

--	$ 11.15	11.50%(4)	2.00%(5)	(0.85)%(5)	17.87%(5)	(16.72)%(5)	$ 289	3%
--	$ 9.70	(13.00)%	1.15%	(0.10)%	2.10%	(1.05)%	$ 3,106	3%
(0.02)	$ 12.55	29.63%	1.00%	0.20%	1.00%	0.20%	$ 10,352	25%
--	$ 14.67	16.91%	0.95%	0.17%	0.95%	0.17%	$ 17,805	10%
(0.04)	$ 16.49	12.67%	0.95%	0.49%	0.95%	0.49%	$ 25,215	7%
(0.27)	$ 16.32	0.58%(4)	0.93%(5)	0.45%(5)	0.93%(5)	0.45%(5)	$ 26,448	4%

--	$ 10.90	9.00%(4)	2.00%(5)	(1.20)%(5)	17.91%(5)	(17.11)%(5)	$ 228	--
--	$ 9.41	(13.67)%	1.21%	(0.44)%	3.38%	(2.61)%	$ 755	20%
--	$ 12.38	31.56%	1.00%	(0.28)%	1.05%	(0.33)%	$ 2,998	80%
(0.28)	$ 14.38	18.75%	0.98%	(0.31)%	0.98%	(0.31)%	$ 5,881	18%
(0.01)	$ 16.27	13.24%	1.00%	0.18%	1.02%	0.16%	$ 10,737	49%
(0.27)	$ 16.84	5.16%(4)	0.97%(5)	0.25%(5)	0.97%(5)	0.25%(5)	$ 12,853	19%

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Income	Return of Capital Distributions

Huntington VA Rotating Markets Fund
2001(2)	$ 10.00	--	0.45	0.45	--	--	--
2002	$ 10.45	(0.01)	(1.57)	(1.58)	--	--	--
2003	$ 8.87	0.06	2.10	2.16	--	--	--
2004	$ 11.03	0.07	1.17	1.24	(0.05)	(0.33)	--
2005	$ 11.89	0.09	1.04	1.13	(0.08)	(0.24)	--
2006(8)	$ 12.70	(0.01)	0.89	0.88	(0.09)	(0.47)	--
Huntington VA Situs Small Cap Fund
2004(6)	$ 10.00	(0.01)	1.98	1.97	--	--	--
2005	$ 11.97	(0.01)	2.07	2.06	-- (7)	(0.08)	--
2006(8)	$ 13.95	(0.01)	0.27	0.26	--	(0.06)	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(3) Not annualized.

(4) Computed on annualized basis.

(5) Does not include the effect of expenses of underlying funds.

(6) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(7) Amount is less than $0.005.

(8) Six months ended June 30, 2006 (Unaudited).

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$ 10.45	4.50%(3)	2.00%(4)(5)	(0.21)%(4)(5)	18.20%(4)(5)	(16.41)%(4)	$ 210	--
--	$ 8.87	(15.12)%	1.21%(5)	(0.20)%(5)	3.33%(5)	(2.32)%(5)	$ 930	113%
--	$ 11.03	24.35%	1.00%(5)	1.02%(5)	1.06%(5)	0.96%(5)	$ 4,219	151%
(0.38)	$ 11.89	11.63%	0.98%(5)	0.77%(5)	0.98%(5)	0.77%(5)	$ 6,152	81%
(0.32)	$ 12.70	9.66%	1.00%(5)	(0.75)%(5)	1.00%(5)	(0.75)%(5)	$ 6,847	44%
(0.56)	$ 13.02	6.89%(3)	0.98%(4)(5)	(0.15)%(4)(5)	0.98%(4)(5)	(0.15)%(4)(5)	$ 7,316	22%

--	$ 11.97	19.70%(3)	1.00%(4)	(0.19)%(4)	1.19%(4)	(0.38)%(4)	$ 1,319	3%
(0.08)	$ 13.95	17.18%	0.99%	(0.19)%	1.05%	(0.25)%	$ 8,003	10%
(0.06)	$ 14.15	1.86%(3)	0.96%(4)	(0.13)%(4)	0.96%(4)	(0.13)%(4)	$ 11,883	5%

Huntington Funds--Income Fund

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions

Huntington VA Mortgage Securities Fund
2004(2)	$ 10.00	0.18	0.41	0.59	--	--
2005	$ 10.59	0.37(5)	(0.24)	0.13	(0.07)	(0.07)
2006(6)	$ 10.65	0.20(5)	(0.10)	0.10	(0.14)	(0.14)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(3) Not annualized.

(4) Computed on annualized basis.

(5) Per share net investment income (loss) has been calculated using the average daily shares method.

(6) Six months ended June 30, 2006 (Unaudited).

Huntington Funds--Income Fund

Financial Highlights

(For a share outstanding throughout each period)

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 10.59	5.90%(3)	1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$ 407	51%
$ 10.65	1.25%	1.00%	3.53%	1.50%	3.03%	$ 3,208	19%
$ 10.61	0.94%(3)	1.00%(4)	3.82%(4)	1.19%(4)	3.63%(4)	$ 4,299	13%

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Notes to Financial Statements

June 30, 2006 (Unaudited)

(1) Organization

The Huntington Funds (the "Trust"), was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987 and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust operates 29 separate series, or mutual funds, each with its own investment objective and strategy. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA International Equity Fund (VA International Equity Fund)
Huntington VA Macro 100 Fund (VA Macro 100 Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares ("Shares") are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust's Board of Trustees (the "Trustees"), they are sold only to separate accounts of Hartford Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company, and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign sec urities are subject to modification based on significant events as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the hig hest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security val uation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment advisor, Huntington Asset Advisors, Inc. ("Advisor"), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, su ch events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, foreign currency gain/loss, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discount, gain/loss, paydowns, capital loss carryforwards and losses deferred due to wash sales.

The Funds may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from the REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

D. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, and VA Situs Small Cap Fund have been provided for in accordance with each Fund's applicable country's tax rules and rates.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)**

VA Dividend Capture Fund	$ 50,215,980	$ 1,757,286	$ (1,598,950)	$ 158,336
VA Growth Fund	23,763,510	2,283,613	(1,083,238)	1,200,375
VA Income Equity Fund	38,237,839	4,494,415	(750,148)	3,744,267
VA International Equity Fund	3,437,605	448,997	(25,047)	423,950
VA Macro 100 Fund	8,642,898	548,001	(151,988)	396,013
VA Mid Corp America Fund	24,842,394	6,345,272	(342,006)	6,003,266
VA New Economy Fund	11,104,911	2,964,687	(394,655)	2,570,032
VA Rotating Markets Fund	6,086,439	1,254,134	(1,184)	1,252,950
VA Situs Small Cap Fund	11,613,505	1,353,486	(654,748)	698,738
VA Mortgage Securities Fund	4,333,423	44,716	(97,803)	(53,087)

** The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

E. Foreign Exchange Contracts

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

F. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund and VA Situs Small Cap Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

H. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund's written option activity for the six months ended June 30, 2006:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2005	2,456	$ 486,539
Options written	4,813	1,043,386
Options expired	(855)	(55,258)
Options closed	(4,736)	(1,052,824)
Options exercised	(124)	(43,087)

Outstanding at 06/30/2006	1,554	$ 378,756

At June 30, 2006, the VA Income Equity Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Ameren, Inc.	Call	December 2006	50	31	$ 7,208	$ (2,900)
Apache Corp.	Call	January 2007	65	57	52,155	(28,957)
ChevronTexaco Corp.	Call	December 2006	65	198	50,985	(9,010)
ConocoPhillips	Call	January 2007	65	226	145,770	(65,091)
Consolidated Edison, Inc.	Call	August 2006	45	96	6,960	(2,256)
Genuine Parts Co.	Call	November 2006	40	89	26,700	(4,165)
Kinder Morgan Energy Partners	Call	December 2006	50	68	2,720	987
Merck & Co., Inc.	Call	July 2006	35	252	44,100	(21,673)
Occidental Petroleum Corp.	Call	January 2007	100	128	154,880	(57,987)
Posco-ADR	Call	November 2006	65	56	42,280	(24,997)
Progress Energy, Inc.	Call	October 2006	40	81	25,515	(9,154)
Thomson Corp.	Call	October 2006	40	48	5,400	5,607
Thomson Corp.	Call	October 2006	45	50	625	1,825
Verizon Communications, Inc.	Call	October 2006	35	93	5,115	1,767
V.F. Corp.	Call	November 2006	65	41	23,985	(16,318)
V.F. Corp.	Call	November 2006	60	40	38,400	(21,721)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (254,043)

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of coll ateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Prior to February 1, 2006, Boston Global Advisors ("BGA") served as the sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collater al received from borrowers. In addition, The Huntington National Bank ("Huntington"), as custodian to each of the Funds except VA International Equity Fund, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. On February 1, 2006, PFPC Trust Co. ("PFPC") began serving as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2006, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*

VA Dividend Capture Fund	$ 3,316,658	$ 3,416,478
VA Growth Fund	5,285,341	5,479,508
VA Income Equity Fund	5,498,461	5,656,766
VA Mid Corp America Fund	4,265,497	4,400,277
VA New Economy Fund	769,920	796,218

* Includes securities and cash collateral.

K. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

L. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Dividend Capture Fund				VA Growth Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	216,238	$ 2,741,288	941,902	$ 11,871,304	89,658	$ 814,776	373,542	$ 3,305,136
Distributions reinvested	230,563	2,773,676	235,676	2,905,889	36,024	318,814	10,613	94,881
Shares redeemed	(110,819)	(1,397,715)	(71,389)	(895,463)	(114,599)	(1,044,141)	(159,915)	(1,417,558)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	335,982	$ 4,117,249	1,106,189	$ 13,881,730	11,083	$ 89,449	224,240	$ 1,982,459

	VA Income Equity Fund				VA International Equity Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	94,633	$ 1,134,005	454,191	$ 5,247,829	130,585	$ 1,799,939	138,655	$ 1,609,168
Distributions reinvested	152,142	1,775,499	44,799	526,840	75	1,062	975	14,133
Shares redeemed	(143,000)	(1,702,769)	(198,689)	(2,295,171)	(5,377)	(72,669)	(5,494)	(65,378)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	103,775	$ 1,206,735	300,301	$ 3,479,498	125,283	$ 1,728,332	134,136	$ 1,557,923

	VA Macro 100 Fund				VA Mid Corp America Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	114,513	$ 1,414,116	475,708	$ 5,122,512	123,407	$ 2,086,891	347,629	$ 5,314,722
Distributions reinvested	10,006	120,076	973	10,780	25,895	428,567	3,338	53,038
Shares redeemed	(16,997)	(206,361)	(21,913)	(245,607)	(57,633)	(959,807)	(35,578)	(556,341)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	107,522	$ 1,327,831	454,768	$ 4,887,685	91,669	$ 1,555,651	315,389	$ 4,811,419

	VA New Economy Fund				VA Rotating Markets Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	109,747	$ 1,881,481	277,776	$ 4,172,788	29,175	$ 388,177	64,556	$ 766,272
Distributions reinvested	11,488	195,301	463	7,097	22,952	301,136	14,025	165,490
Shares redeemed	(17,670)	(301,995)	(27,206)	(407,876)	(29,537)	(392,707)	(56,676)	(676,813)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	103,565	$ 1,774,787	251,033	$ 3,772,009	22,590	$ 296,606	21,905	$ 254,949

	VA Situs Small Cap Fund				VA Mortgage Securities Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	275,966	$ 4,002,204	470,357	$ 6,098,370	110,144	$ 1,177,705	271,725	$ 2,877,086
Distributions reinvested	3,196	46,080	2,845	39,783	5,002	52,721	771	8,175
Shares redeemed	(13,382)	(192,597)	(9,609)	(124,546)	(11,095)	(118,140)	(9,857)	(104,423)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	265,780	$ 3,855,687	463,593	$ 6,013,607	104,051	$ 1,112,286	262,639	$ 2,780,838

(1) Unaudited.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds' investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund's average daily net assets through April 30, 2007. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment advisor (the "Sub-advisor") of the VA Macro 100 Fund (the "Fund"). The Advisor pays the Sub-advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company ("FServ") is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. Huntington also serves as Financial Administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). BISYS (the Sub-Financial Administrator) is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees, in certain circumstances. FServ and Edgewood Services, Inc., the Trust's dis tributor, are wholly-owned subsidiaries of Federated Investors, Inc.

Huntington provides administrative services at the following annual rate:

Maximum Administrative Fee	Average Daily Net Assets of the Funds

0.135 of 1%	on the first $4 billion
0.125 of 1%	on the next $3 billion
0.115 of 1%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

FServ receives a fee from Huntington for providing sub-administrative services from Huntington at the following annual rate:

Maximum Sub-Administrative Fee	Average Daily Net Assets of the Funds

0.05%	on the first $3 billion
0.04%	on the next $2 billion
0.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Funds' custodian except for the VA International Equity Fund. State Street Bank and Trust Company ("State Street") serves as custodian for the VA International Equity Fund. The Bank of New York serves as sub-custodian of VA Situs Small Cap Fund's foreign assets. Huntington, State Street and The Bank of New York receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses. PFPC serves as sub-custodian for the securities lending program and retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

Effective December 21, 2005, The Bank of New York began serving as sub-custodian of VA Situs Small Cap Fund's foreign assets.

Compliance Services--Prior to September 29, 2005, the Trust contracted with BISYS to provide certain compliance services and a Chief Compliance Officer to the Trust. Effective September 29, 2005, the Trust contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $100,000.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund ("Fund"), in accordance with its prospectus, may seek to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incur expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2006 were as follows:

Fund	Purchases	Sales

VA Dividend Capture Fund	$ 24,522,421	$ 20,976,916
VA Growth Fund	2,306,548	2,077,037
VA Income Equity Fund	12,435,555	11,313,426
VA International Equity Fund	1,742,285	17,764
VA Macro 100 Fund	6,184,743	53,957
VA Mid Corp America Fund	2,793,038	957,027
VA New Economy Fund	3,430,958	2,127,184
VA Rotating Markets Fund	1,522,713	1,585,322
VA Situs Small Cap Fund	3,727,623	455,608
VA Mortgage Securities Fund	1,288,808	422,829

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Example

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2006 to June 30, 2006.

Actual Expenses. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios, and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period(2)	Annualized Expense Ratio

VA Dividend Capture Fund
Actual	$ 1,000.00	$ 1,042.50	$ 4.61	0.91%
Hypothetical(1)	$ 1,000.00	$ 1,020.49	$ 4.57	0.91%
VA Growth Fund
Actual	$ 1,000.00	$ 985.80	$ 4.58	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA Income Equity Fund
Actual	$ 1,000.00	$ 1,032.20	$ 4.64	0.92%
Hypothetical(1)	$ 1,000.00	$ 1,020.44	$ 4.62	0.92%
VA International Equity Fund
Actual	$ 1,000.00	$ 1,100.50	$ 5.21	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Macro 100 Fund
Actual	$ 1,000.00	$ 1,018.00	$ 4.90	0.98%
Hypothetical(1)	$ 1,000.00	$ 1,020.14	$ 4.92	0.98%
VA Mid Corp America Fund
Actual	$ 1,000.00	$ 1,005.80	$ 4.63	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA New Economy Fund
Actual	$ 1,000.00	$ 1,051.60	$ 4.93	0.97%
Hypothetical(1)	$ 1,000.00	$ 1,020.19	$ 4.87	0.97%
VA Rotating Markets Fund
Actual	$ 1,000.00	$ 1,068.90	$ 5.03	0.98%
Hypothetical(1)	$ 1,000.00	$ 1,020.14	$ 4.92	0.98%
VA Situs Small Cap Fund
Actual	$ 1,000.00	$ 1,018.60	$ 4.80	0.96%
Hypothetical(1)	$ 1,000.00	$ 1,020.24	$ 4.82	0.96%
VA Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,009.40	$ 4.98	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect contractual reimbursement of expenses by the Funds' Advisor to limit the Funds' total operating expenses to not more than 1.00% of the Funds' average daily net assets, for the period beginning January 1, 2006 through June 30, 2006. The "Financial Highlights" tables in the Funds' financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

Huntington Funds

Last Meeting of Shareholders

A Special Meeting of Shareholders of Huntington VA Funds (the "VA Funds") was held on June 22, 2006. On April 21, 2006, the record date for shareholders voting at the meeting, there were 13,734,061.771 total outstanding shares of the Trust. The following items were considered by shareholders of the VA Funds and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

AGENDA ITEM 1

To elect four Trustees.1

Name	For	Withheld

Carl A. Nelson	13,147,438.040	501,926.437
Tadd C. Seitz	13,150,621.089	498,743.388
Mark D. Shary	13,150,621.089	498,743.388
Thomas J. Westerfield	13,150,558.679	498,805.798

1 The following Trustees continued their terms: David S. Schoedinger and John M. Shary.

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the VA Funds' independent auditors.

For	Against	Abstained

13,212,728.260	77,740.596	358,895.621

Huntington Funds

Last Meeting of Shareholders

A Special Meeting of Shareholders of Huntington VA Growth Fund (the "Fund") was held on June 22, 2006. On April 21, 2006, the record date for shareholders voting at the meeting, there were 2,197,646.911 total outstanding shares of the Fund. The following items were considered by shareholders of the Fund and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

AGENDA ITEM 1

(a) To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstained

2,030,966.721	8,552.500	158,127.302

(b) To amend the Fund's fundamental investment policy regarding concentration.

For	Against	Abstained

1,984,208.983	35,264.266	178,173.274

(c) To amend the Fund's fundamental investment policy regarding issuing senior securities.

For	Against	Abstained

1,994,322.599	42,321.213	161,002.711

(d) To amend the Fund's fundamental investment policy regarding lending.

For	Against	Abstained

1,911,307.238	101,901.005	184,438.280

(e) To amend the Fund's fundamental investment policy regarding borrowing money.

For	Against	Abstained

1,974,012.322	57,555.051	166,079.150

(f) To amend the Fund's fundamental investment policy regarding investing in commodities.

For	Against	Abstained

1,921,813.496	109,753.877	166,079.150

(g) To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstained

1,948,886.946	82,680.426	166,079.151

(h) To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstained

1,938,921.177	65,489.794	193,235.552

(i) To amend the Fund's fundamental investment policy regarding pledging, mortgaging or hypothecating assets.

For	Against	Abstained

1,861,530.517	119,620.555	216,495.451

AGENDA ITEM 2

(a) To eliminate the Fund's fundamental investment policy regarding investing in illiquid securities.

For	Against	Abstained

1,963,980.299	52,257.363	181,408.861

(b) To eliminate the Fund's fundamental investment policy regarding investments in new issuers.

For	Against	Abstained

1,982,413.047	44,813.298	170,420.178

(c) To eliminate the Fund's fundamental investment policy regarding purchases on margin.

For	Against	Abstained

1,918,576.627	69,368.809	209,701.087

(d) To eliminate the Fund's fundamental investment policy regarding short selling.

For	Against	Abstained

1,920,742.920	79,933.679	196,969.924

(e) To eliminate the Fund's fundamental investment policy regarding certain transactions with "Interested Persons" of the Fund.

For	Against	Abstained

1,960,043.101	50,410.292	187,193.130

(f) To eliminate the Fund's fundamental investing in issuers owned by officers and Trustees.

For	Against	Abstained

1,926,218,993	66,442.642	204,984.888

(g) To eliminate the Fund's fundamental investment policy regarding purchasing securities of other investment companies.

For	Against	Abstained

1,944,159.474	50,354.329	203,132.720

Huntington Funds

Last Meeting of Shareholders

A Special Meeting of Shareholders of Huntington VA Income Equity Fund (the "Fund") was held on June 22, 2006. On April 21, 2006, the record date for shareholders voting at the meeting, there were 2,993,091.589 total outstanding shares of the Fund. The following items were considered by shareholders of the Fund and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

AGENDA ITEM 1

(a) To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstained

2,719,118.241	39,677.098	234,294.934

(b) To amend the Fund's fundamental investment policy regarding concentration.

For	Against	Abstained

2,700,425.818	77,416.183	215,248.272

(c) To amend the Fund's fundamental investment policy regarding issuing senior securities.

For	Against	Abstained

2,715,012.151	67,372.662	210,705.460

(d) To amend the Fund's fundamental investment policy regarding lending.

For	Against	Abstained

2,633,437.534	122,275.302	237,377.437

(e) To amend the Fund's fundamental investment policy regarding borrowing money.

For	Against	Abstained

2,655,823.343	103,161.361	234,105.569

(f) To amend the Fund's fundamental investment policy regarding investing in commodities.

For	Against	Abstained

2,614,930.621	144,388.097	233,771.555

(g) To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstained

2,709,490.425	71,870.256	211,729.592

(h) To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstained

2,694,060.526	79,527.956	219,501.791

(i) To amend the Fund's fundamental investment policy regarding pledging, mortgaging or hypothecating assets.

For	Against	Abstained

2,606,176.435	122,523.795	264,390.043

AGENDA ITEM 2

(a) To eliminate the Fund's fundamental investment policy regarding investing in illiquid securities.

For	Against	Abstained

2,647,888.039	75,872.749	269,329.485

(b) To eliminate the Fund's fundamental investment policy regarding investments in new issuers.

For	Against	Abstained

2,662,178.024	81,696.561	249,215.688

(c) To eliminate the Fund's fundamental investment policy regarding purchases on margin.

For	Against	Abstained

2,589,899.465	141,325.642	261,865.166

(d) To eliminate the Fund's fundamental investment policy regarding short selling.

For	Against	Abstained

2,564,536.540	149,352.066	279,201.667

(e) To eliminate the Fund's fundamental investment policy regarding certain transactions with "Interested Persons" of the Fund.

For	Against	Abstained

2,635,876.288	77,959.110	279,254.875

(f) To eliminate the Fund's fundamental investing in issuers owned by officers and Trustees.

For	Against	Abstained

2,675,269.985	76,910.785	240,909.503

(g) To eliminate the Fund's fundamental investment policy regarding purchasing securities of other investment companies.

For	Against	Abstained

2,673,359.454	31,188.979	288,541.840

AGENDA ITEM 3

(a) To amend the Fund's fundamental investment objective.

For	Against	Abstained

2,634,675.668	33,622.233	324,792.372

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting "Form N-Q."

[Logo of Huntington Funds]

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of The Huntington Funds and is the Custodian of certain Funds. State Street Bank and Trust Company is also a Custodian to one of the Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Sub-Administrator and Distributor of The Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771875
Cusip 446771867
Cusip 446771883

ITEM 2. CODE OF ETHICS.

   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM  7.  DISCLOSURE  OF  PROXY  VOTING  POLICIES  AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM  9.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On  November  15,  2005,  the  Board  of  Trustees  adopted  a  Policy  for  the
Consideration  of Trustee Nominees and approved  corresponding  revisions to the
existing   Nominating   Committee   Charter   (collectively,   the   "Nominating
Guidelines").  Pursuant to the Nominating  Guidelines,  the Nominating Committee
will now consider  nominations for openings on the Board from  shareholders  who have  separately,  or as a group,  held at least 5% of the  shares of one of the
Trust's funds for at least one full year.  The Policy for the  Consideration  of
Trustee  Nominees  details how  shareholders  may make nominations and how those nominees will be  considered  by the  Nominating  Committee.  Additionally,  the
Nominating Guidelines state that prospective nominees must now meet the criteria of Independent Trustee, as defined under the 1940 Act.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's Principal  Executive Officer and Principal Financial Officer
have concluded that the registrant's  disclosure  controls  and  procedures  (as defined  in  Rule  30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
2 under the Act, based  on  their  evaluation  of  these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

 (b) There were no changes in the registrant's internal  control  over  financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))  that occurred  during  the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
NOT APPLICABLE.

(a)(2) CERTIFICATIONS  PURSUANT  TO  RULE  30A-2(A)  UNDER  THE ACT ARE ATTACHED
HERETO.

(a)(3) NOT APPLICABLE.

(b)  CERTIFICATIONS  PURSUANT  TO  RULE  30A-2(B)  UNDER  THE ACT ARE  FURNISHED
HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant
has  duly  caused  this  report  to be signed on its behalf by the  undersigned, thereunto duly authorized.

(Registrant)    Huntington VA Funds

By*             /s/Charles L. Davis, Jr.
                Charles L. Davis, Jr., Chief Executive Officer and Principal
                   Executive Officer

Date  September 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company Act of 1940, this  report  has  been  signed  below  by  the following persons  on  behalf of the registrant and in the capacities and on the dates indicated.

By*             /s/Charles L. Davis, Jr.
                Charles L. Davis, Jr., Chief Executive Officer and Principal
                   Executive Officer

Date   September 7, 2006

By*        /s/Christopher E. Sabato
           Christopher E. Sabato, Treasurer and Principal Financial Officer

Date   September 7, 2006